UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2009

Item 1. Reports to Stockholders

Fidelity®
Large Cap Growth Enhanced Index
Large Cap Value Enhanced Index
Large Cap Core Enhanced Index
Mid Cap Enhanced Index
Small Cap Enhanced Index
International Enhanced Index
Funds

Annual Report

(2_fidelity_logos) (Registered_Trademark)

February 28, 2009

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses

Fidelity Large Cap Growth Enhanced Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Large Cap Value Enhanced Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Large Cap Core Enhanced Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Mid Cap Enhanced Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Small Cap Enhanced Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity International Enhanced Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Fidelity Large Cap Growth Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 612.60	$ 1.80
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Fidelity Large Cap Value Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 574.30	$ 1.76
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Fidelity Large Cap Core Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 597.90	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Fidelity Mid Cap Enhanced Index Fund	.60%
Actual		$ 1,000.00	$ 563.50	$ 2.33
HypotheticalA		$ 1,000.00	$ 1,021.82	$ 3.01
Fidelity Small Cap Enhanced Index Fund	.67%
Actual		$ 1,000.00	$ 552.70	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36
Fidelity International Enhanced Index Fund	.62%
Actual		$ 1,000.00	$ 543.10	$ 2.37
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.11

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2009	Past 1 year	Life of Fund A
Large Cap Growth Enhanced Index Fund	-38.61%	-25.97%

A From April 19, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Large Cap Growth Enhanced Index Fund on April 19, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: The U.S. equity markets took it squarely on the chin during the 12 months ending February 28, 2009, battered by global recessionary fears, drum-tight credit markets and the rapid flight of capital away from risk and toward the investment sidelines. Stocks had performed reasonably well up until late last summer, in spite of high energy costs and slowing global economic growth. But beginning in September 2008, a succession of large financial institutions either collapsed, or came close to failing, as they struggled under the weight of toxic, asset-backed securities, which sent the equity markets into a turbulent downward spiral. Even as the federal government began a series of aggressive interventions to rescue the troubled financial services industry and to shore up deteriorating economic conditions, investors remained skittish and the equity markets' sell-off continued. The Standard & Poor's 500SM Index fell 43.32% for the year overall and lost more than 17% in value during the December-February time frame alone. All 10 of the S&P 500®'s market sectors landed deep in negative territory for the 12-month span. Meanwhile, the blue-chip Dow Jones Industrial AverageSM fell by a comparable 40.58% mark, and the small-cap-oriented Russell 2000® Index declined 42.38%. Elsewhere, the technology-heavy NASDAQ Composite® Index dropped 38.77%.

Comments from Jeffrey Adams, who oversees Fidelity® Large Cap Growth Enhanced Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC: For the year, the fund declined 38.61%, compared with a loss of 40.03% for the benchmark Russell 1000® Growth Index. Security selection in the consumer discretionary sector - and especially the consumer services industry - was a big positive. Favorable stock picks in information technology and consumer staples helped as well. In contrast, security selection in industrials and materials proved detrimental to the fund's performance during the period. Defensively oriented companies tended to do the best, while more-economically sensitive names generally lagged. Several of our best-performing stocks were for-profit education companies, notably ITT Educational Services and Apollo Group. Both firms generated strong earnings, thanks in part to increased student enrollment tied to the desire to build new job skills in a weak economy. Pharmacy chain Longs Drug Stores rose sharply after the company was acquired by CVS Caremark. Not owning poor-performing benchmark component United States Steel helped as well, although unfortunately for the fund's results, we were overweighted in another very-poor-performing steel manufacturer, AK Steel, which was not in the portfolio at period end. Both companies were hurt by the sharply lower demand for steel in a weak economy. Real estate investment trust ProLogis, which develops industrial space, had difficulty in a challenging business environment, while construction- and food service-equipment manufacturer Manitowoc struggled as well amid declining demand for its products.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
International Business Machines Corp.	3.4	2.7
Microsoft Corp.	3.2	3.4
Cisco Systems, Inc.	2.3	2.2
Wal-Mart Stores, Inc.	2.3	2.0
Google, Inc. Class A (sub. vtg.)	2.2	1.5
Apple, Inc.	2.2	2.1
Hewlett-Packard Co.	2.0	2.2
Abbott Laboratories	2.0	1.5
Philip Morris International, Inc.	1.9	1.4
Exxon Mobil Corp.	1.8	1.6
	23.3
Market Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.0	28.4
Health Care	16.7	13.8
Consumer Staples	12.7	11.6
Industrials	10.1	13.1
Consumer Discretionary	10.1	10.1
Energy	8.2	10.3
Materials	3.7	4.8
Financials	3.3	4.3
Telecommunication Services	1.5	0.9
Utilities	1.4	1.3

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investments February 28, 2009

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.1%
Autoliv, Inc.	1,209	$ 17,990
Johnson Controls, Inc.	500	5,690
		23,680
Diversified Consumer Services - 1.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,200	87,000
ITT Educational Services, Inc. (a)	900	102,150
Weight Watchers International, Inc.	1,673	30,281
		219,431
Hotels, Restaurants & Leisure - 2.3%
Choice Hotels International, Inc. (e)	1,070	26,493
McDonald's Corp.	6,700	350,075
Starbucks Corp. (a)	2,500	22,875
Yum! Brands, Inc.	3,821	100,416
		499,859
Household Durables - 0.6%
Garmin Ltd.	3,000	51,360
Harman International Industries, Inc.	3,500	37,170
NVR, Inc. (a)	130	43,260
		131,790
Internet & Catalog Retail - 0.3%
Amazon.com, Inc.	1,100	71,269
Media - 2.1%
Comcast Corp. Class A (e)	6,300	82,278
DISH Network Corp. Class A (a)	4,295	48,319
Liberty Media Corp. - Entertainment Class A (a)	900	15,588
McGraw-Hill Companies, Inc.	3,120	61,558
News Corp. Class A	8,562	47,605
Omnicom Group, Inc.	3,941	94,702
The Walt Disney Co. (e)	4,529	75,951
Viacom, Inc. Class B (non-vtg.) (a)	1,690	26,009
		452,010
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	1,150	44,643
Nordstrom, Inc. (e)	3,000	40,410
Target Corp.	2,263	64,066
		149,119
Specialty Retail - 2.3%
Aeropostale, Inc. (a)	1,600	37,104
AutoZone, Inc. (a)(e)	750	106,673
Best Buy Co., Inc.	1,000	28,820
Gamestop Corp. Class A (a)	3,682	99,119
RadioShack Corp.	2,500	18,325
Ross Stores, Inc.	2,600	76,752
TJX Companies, Inc.	5,000	111,350
Tractor Supply Co. (a)(e)	1,100	34,364
		512,507

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc. (a)	4,600	$ 64,308
NIKE, Inc. Class B	2,370	98,426
		162,734
TOTAL CONSUMER DISCRETIONARY		2,222,399
CONSUMER STAPLES - 12.7%
Beverages - 3.1%
PepsiCo, Inc.	7,209	347,041
The Coca-Cola Co.	8,290	338,647
		685,688
Food & Staples Retailing - 3.8%
Costco Wholesale Corp. (e)	990	41,917
CVS Caremark Corp.	3,600	92,664
Kroger Co.	4,600	95,082
Safeway, Inc.	1,950	36,075
Sysco Corp.	500	10,750
Wal-Mart Stores, Inc.	10,100	497,324
Walgreen Co.	2,574	61,416
		835,228
Food Products - 0.5%
Archer Daniels Midland Co.	1,250	33,325
General Mills, Inc. (e)	1,650	86,592
		119,917
Household Products - 2.6%
Church & Dwight Co., Inc.	1,650	80,718
Colgate-Palmolive Co.	2,590	155,866
Kimberly-Clark Corp.	420	19,786
Procter & Gamble Co.	6,760	325,629
		581,999
Tobacco - 2.7%
Altria Group, Inc.	10,400	160,576
Philip Morris International, Inc.	12,700	425,069
		585,645
TOTAL CONSUMER STAPLES		2,808,477
ENERGY - 8.2%
Energy Equipment & Services - 3.6%
Baker Hughes, Inc. (e)	395	11,577
Cameron International Corp. (a)	3,010	58,033
Dresser-Rand Group, Inc. (a)	3,570	75,006
ENSCO International, Inc.	2,228	54,764
FMC Technologies, Inc. (a)	2,000	52,980
Halliburton Co.	5,561	90,700
National Oilwell Varco, Inc. (a)(e)	3,376	90,240
Noble Corp.	3,200	78,688
Schlumberger Ltd. (NY Shares)	5,662	215,496
Tidewater, Inc.	1,704	60,185
		787,669
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 4.6%
Alpha Natural Resources, Inc. (a)	350	$ 6,440
Anadarko Petroleum Corp.	575	20,096
Apache Corp.	300	17,727
Chevron Corp.	470	28,534
ConocoPhillips	595	22,223
Devon Energy Corp.	350	15,285
EOG Resources, Inc.	155	7,756
Exxon Mobil Corp.	5,800	393,820
Foundation Coal Holdings, Inc.	1,500	24,120
Hess Corp.	1,710	93,520
Massey Energy Co.	1,615	18,653
McMoRan Exploration Co. (a)	3,400	15,606
Murphy Oil Corp.	1,600	66,896
Occidental Petroleum Corp.	3,630	188,288
Southwestern Energy Co. (a)	800	23,016
Valero Energy Corp.	2,430	47,093
W&T Offshore, Inc. (e)	694	5,587
Walter Industries, Inc.	900	16,353
Williams Companies, Inc.	1,710	19,323
		1,030,336
TOTAL ENERGY		1,818,005
FINANCIALS - 3.3%
Capital Markets - 1.4%
Charles Schwab Corp.	2,300	29,233
Eaton Vance Corp. (non-vtg.)	2,400	41,520
Federated Investors, Inc. Class B (non-vtg.)	2,300	43,378
Franklin Resources, Inc.	206	9,435
Investment Technology Group, Inc. (a)	2,500	48,675
Knight Capital Group, Inc. Class A (a)(e)	2,250	39,578
State Street Corp. (e)	1,900	48,013
T. Rowe Price Group, Inc.	499	11,347
TD Ameritrade Holding Corp. (a)	2,200	26,114
		297,293
Consumer Finance - 0.2%
American Express Co.	2,591	31,247
SLM Corp. (a)(e)	2,650	12,190
		43,437
Diversified Financial Services - 0.1%
NYSE Euronext	1,700	28,696
Insurance - 0.8%
AFLAC, Inc.	3,400	56,984
Prudential Financial, Inc.	898	14,736
The Chubb Corp.	1,265	49,386
The Travelers Companies, Inc.	1,640	59,286
		180,392

	Shares	Value
Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	3,750	$ 52,125
Boston Properties, Inc.	200	7,418
Mack-Cali Realty Corp.	1,000	17,080
National Retail Properties, Inc. (e)	850	12,215
ProLogis Trust (e)	2,045	11,841
		100,679
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc. (e)	1,116	22,231
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	4,300	44,591
TOTAL FINANCIALS		717,319
HEALTH CARE - 16.7%
Biotechnology - 4.5%
Amgen, Inc. (a)	830	40,612
Biogen Idec, Inc. (a)	2,700	124,308
Celgene Corp. (a)	2,200	98,406
Cephalon, Inc. (a)(e)	1,510	99,041
Genentech, Inc. (a)	2,380	203,609
Genzyme Corp. (a)	1,975	120,337
Gilead Sciences, Inc. (a)	5,800	259,840
OSI Pharmaceuticals, Inc. (a)(e)	1,390	47,399
		993,552
Health Care Equipment & Supplies - 3.4%
Baxter International, Inc.	4,400	224,004
Becton, Dickinson & Co.	1,950	120,686
Edwards Lifesciences Corp. (a)	1,125	62,561
Kinetic Concepts, Inc. (a)(e)	2,500	54,450
Medtronic, Inc.	6,841	202,425
St. Jude Medical, Inc. (a)	500	16,580
Zimmer Holdings, Inc. (a)	1,700	59,534
		740,240
Health Care Providers & Services - 3.0%
Aetna, Inc.	1,500	35,805
AmerisourceBergen Corp.	1,775	56,374
Express Scripts, Inc. (a)	2,600	130,780
Laboratory Corp. of America Holdings (a)	1,554	85,486
McKesson Corp.	1,600	65,632
Medco Health Solutions, Inc. (a)	3,325	134,929
UnitedHealth Group, Inc.	3,700	72,705
WellPoint, Inc. (a)	2,200	74,624
		656,335
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	3,280	95,612
Pharmaceuticals - 5.4%
Abbott Laboratories	9,250	437,895
Bristol-Myers Squibb Co.	6,221	114,529
Eli Lilly & Co.	2,810	82,558
Johnson & Johnson	5,000	250,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	2,200	$ 53,240
Pfizer, Inc.	2,165	26,651
Schering-Plough Corp.	9,163	159,345
Wyeth	1,920	78,374
		1,202,592
TOTAL HEALTH CARE		3,688,331
INDUSTRIALS - 10.1%
Aerospace & Defense - 3.8%
General Dynamics Corp.	1,250	54,775
Goodrich Corp.	1,310	43,413
Honeywell International, Inc.	3,250	87,198
L-3 Communications Holdings, Inc.	1,700	115,005
Lockheed Martin Corp.	2,514	158,659
Northrop Grumman Corp.	1,000	37,360
Precision Castparts Corp.	567	31,429
Raytheon Co.	2,310	92,331
The Boeing Co.	3,208	100,860
TransDigm Group, Inc. (a)(e)	1,250	44,175
United Technologies Corp.	2,030	82,885
		848,090
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	700	28,966
United Parcel Service, Inc. Class B	2,880	118,598
		147,564
Building Products - 0.1%
Lennox International, Inc.	705	18,260
Commercial Services & Supplies - 0.1%
Covanta Holding Corp. (a)	1,486	22,632
Construction & Engineering - 1.0%
EMCOR Group, Inc. (a)	4,365	67,265
Fluor Corp.	1,860	61,845
Foster Wheeler AG (a)	2,150	32,336
KBR, Inc.	789	9,941
Shaw Group, Inc. (a)	2,300	53,682
		225,069
Electrical Equipment - 1.0%
Acuity Brands, Inc. (e)	2,093	47,972
Emerson Electric Co.	5,548	148,409
First Solar, Inc. (a)(e)	100	10,574
GrafTech International Ltd. (a)	4,000	22,600
		229,555
Industrial Conglomerates - 0.7%
3M Co.	2,760	125,470
McDermott International, Inc. (a)	2,534	29,876
		155,346

	Shares	Value
Machinery - 1.0%
Actuant Corp. Class A	1,200	$ 12,348
Bucyrus International, Inc. Class A	1,400	17,388
Caterpillar, Inc.	2,558	62,952
Deere & Co.	650	17,869
Flowserve Corp.	815	41,133
Gardner Denver, Inc. (a)	1,355	25,637
Joy Global, Inc.	1,719	30,014
Manitowoc Co., Inc.	3,640	14,924
		222,265
Marine - 0.2%
Kirby Corp. (a)	2,000	44,080
Road & Rail - 1.5%
Burlington Northern Santa Fe Corp.	1,250	73,463
CSX Corp.	1,680	41,462
Norfolk Southern Corp.	2,505	79,459
Union Pacific Corp.	3,500	131,320
		325,704
TOTAL INDUSTRIALS		2,238,565
INFORMATION TECHNOLOGY - 30.0%
Communications Equipment - 4.4%
Adtran, Inc.	1,660	23,970
Cisco Systems, Inc. (a)	35,200	512,864
Corning, Inc.	4,404	46,462
Harris Corp.	1,900	70,832
InterDigital, Inc. (a)	1,500	44,070
QUALCOMM, Inc.	8,540	285,492
		983,690
Computers & Peripherals - 9.0%
Apple, Inc. (a)	5,340	476,915
Dell, Inc. (a)	6,200	52,886
EMC Corp. (a)(e)	14,010	147,105
Hewlett-Packard Co.	15,230	442,127
International Business Machines Corp.	8,230	757,398
NetApp, Inc. (a)	4,080	54,835
Teradata Corp. (a)	3,660	56,584
		1,987,850
Electronic Equipment & Components - 0.3%
Mettler-Toledo International, Inc. (a)	1,300	69,303
Internet Software & Services - 3.6%
Akamai Technologies, Inc. (a)	3,000	54,270
eBay, Inc. (a)	8,000	86,960
Google, Inc. Class A (sub. vtg.) (a)	1,450	490,086
Sohu.com, Inc. (a)	1,200	59,280
Yahoo!, Inc. (a)(e)	7,500	99,225
		789,821
IT Services - 3.1%
Accenture Ltd. Class A	4,785	139,674
Alliance Data Systems Corp. (a)(e)	1,480	43,808
Automatic Data Processing, Inc.	1,750	59,763
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fiserv, Inc. (a)	1,410	$ 45,994
Lender Processing Services, Inc.	1,400	36,666
MasterCard, Inc. Class A (e)	625	98,769
The Western Union Co.	8,620	96,199
Total System Services, Inc.	1,129	14,203
Visa, Inc.	2,515	142,626
		677,702
Semiconductors & Semiconductor Equipment - 3.1%
Amkor Technology, Inc. (a)	6,610	11,303
Cree, Inc. (a)	2,500	49,100
Intel Corp. (e)	27,098	345,229
Linear Technology Corp. (e)	2,620	57,116
Marvell Technology Group Ltd. (a)	9,630	72,321
National Semiconductor Corp.	6,370	69,433
Texas Instruments, Inc.	5,600	80,360
		684,862
Software - 6.5%
Activision Blizzard, Inc. (a)	3,000	30,090
Adobe Systems, Inc. (a)(e)	5,925	98,948
BMC Software, Inc. (a)	3,250	96,298
CA, Inc.	2,975	50,426
McAfee, Inc. (a)	4,070	113,757
Microsoft Corp.	44,300	715,445
Oracle Corp. (a)	19,158	297,715
Solera Holdings, Inc. (a)	870	18,087
Sybase, Inc. (a)	1,000	27,180
		1,447,946
TOTAL INFORMATION TECHNOLOGY		6,641,174
MATERIALS - 3.7%
Chemicals - 2.4%
Airgas, Inc.	2,050	63,120
Celanese Corp. Class A	2,750	23,485
Monsanto Co.	3,830	292,114
Praxair, Inc.	1,000	56,750
The Mosaic Co.	2,000	86,100
		521,569
Containers & Packaging - 0.6%
Crown Holdings, Inc. (a)	1,910	40,263
Greif, Inc. Class A	1,050	32,288

	Shares	Value
Owens-Illinois, Inc. (a)	2,041	$ 31,472
Silgan Holdings, Inc.	750	36,795
		140,818
Metals & Mining - 0.7%
Cliffs Natural Resources, Inc.	150	2,315
Freeport-McMoRan Copper & Gold, Inc. Class B (e)	780	23,728
Newmont Mining Corp.	775	32,263
Nucor Corp.	1,760	59,224
Reliance Steel & Aluminum Co.	675	16,058
Southern Copper Corp.	1,710	23,444
		157,032
TOTAL MATERIALS		819,419
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.0%
CenturyTel, Inc. (e)	1,680	44,234
Embarq Corp.	1,575	55,078
Frontier Communications Corp.	6,755	48,636
Windstream Corp.	10,510	78,405
		226,353
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	3,300	96,096
TOTAL TELECOMMUNICATION SERVICES		322,449
UTILITIES - 1.4%
Electric Utilities - 0.7%
DPL, Inc.	3,000	60,300
Edison International	1,000	27,220
Exelon Corp.	908	42,876
Pepco Holdings, Inc.	1,850	27,750
		158,146
Gas Utilities - 0.1%
Energen Corp.	815	21,842
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	1,250	24,700
Multi-Utilities - 0.5%
Dominion Resources, Inc.	1,095	33,047
Public Service Enterprise Group, Inc.	2,915	79,550
		112,597
TOTAL UTILITIES		317,285
TOTAL COMMON STOCKS (Cost $33,528,321)		21,593,423
U.S. Treasury Obligations - 0.8%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.74% to 1.22% 4/2/09 to 5/7/09 (f) (Cost $179,777)	$ 180,000	$ 179,957
Money Market Funds - 9.8%
	Shares
Dreyfus Cash Management Institutional Shares, 1.85% (c)	220,724	220,724
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(d)	1,953,899	1,953,899
TOTAL MONEY MARKET FUNDS (Cost $2,174,623)		2,174,623
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $35,882,721)	23,948,003
NET OTHER ASSETS - (8.3)%	(1,843,926)
NET ASSETS - 100%	$ 22,104,077
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
14 CME E-mini S&P 500 Index Contracts	March 2009	$ 513,940	$ (59,188)

The face value of futures purchased as a percentage of net assets - 2.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $179,957.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 1,938
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 23,948,003	$ 23,768,046	$ 179,957	$ -
Other Financial Instruments *	$ (59,188)	$ (59,188)	$ -	$ -
* Other financial instruments include Futures Contracts.
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $3,603,801 of which $298,456 and $3,305,345 will expire on February 29, 2016 and February 28, 2017, respectively.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $1,528,392 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009

Assets
Investment in securities, at value (including securities loaned of $1,887,550) - See accompanying schedule: Unaffiliated issuers (cost $33,928,822)	$ 21,994,104
Fidelity Central Funds (cost $1,953,899)	1,953,899
Total Investments (cost $35,882,721)		$ 23,948,003
Receivable for investments sold		131,526
Receivable for fund shares sold		78,178
Dividends receivable		49,808
Interest receivable		661
Distributions receivable from Fidelity Central Funds		471
Total assets		24,208,647

Liabilities
Payable for investments purchased	$ 24,414
Payable for fund shares redeemed	104,655
Accrued management fee	6,117
Payable for daily variation on futures contracts	12,460
Other affiliated payables	3,025
Collateral on securities loaned, at value	1,953,899
Total liabilities		2,104,570

Net Assets		$ 22,104,077
Net Assets consist of:
Paid in capital		$ 39,158,648
Undistributed net investment income		49,506
Accumulated undistributed net realized gain (loss) on investments		(5,110,171)
Net unrealized appreciation (depreciation) on investments		(11,993,906)
Net Assets, for 3,944,972 shares outstanding		$ 22,104,077
Net Asset Value, offering price and redemption price per share ($22,104,077 ÷ 3,944,972 shares)		$ 5.60

Statement of Operations

	Year ended February 28, 2009

Investment Income
Dividends		$ 470,546
Interest		7,401
Income from Fidelity Central Funds		1,938
Total income		479,885

Expenses
Management fee	$ 87,938
Transfer agent fees	45,293
Independent trustees' compensation	2,648
Total expenses		135,879
Net investment income (loss)		344,006
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,100,660)
Futures contracts	(261,974)
Total net realized gain (loss)		(4,362,634)
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,674,784)
Futures contracts	(59,188)
Total change in net unrealized appreciation (depreciation)		(8,733,972)
Net gain (loss)		(13,096,606)
Net increase (decrease) in net assets resulting from operations		$ (12,752,600)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2009	For the period April 19, 2007 (commencement of operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 344,006	$ 220,123
Net realized gain (loss)	(4,362,634)	(747,701)
Change in net unrealized appreciation (depreciation)	(8,733,972)	(3,259,934)
Net increase (decrease) in net assets resulting from operations	(12,752,600)	(3,787,512)
Distributions to shareholders from net investment income	(325,592)	(187,061)
Share transactions Proceeds from sales of shares	19,969,543	52,976,622
Reinvestment of distributions	301,227	176,444
Cost of shares redeemed	(20,030,860)	(14,236,134)
Net increase (decrease) in net assets resulting from share transactions	239,910	38,916,932
Total increase (decrease) in net assets	(12,838,282)	34,942,359

Net Assets
Beginning of period	34,942,359	-
End of period (including undistributed net investment income of $49,506 and undistributed net investment income of $33,062, respectively)	$ 22,104,077	$ 34,942,359
Other Information Shares
Sold	2,718,349	5,174,309
Issued in reinvestment of distributions	46,905	17,081
Redeemed	(2,598,700)	(1,412,972)
Net increase (decrease)	166,554	3,778,418

Financial Highlights

Years ended February 28,

2009

2008 F, H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.25	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.09	.08
Net realized and unrealized gain (loss)	(3.65)	(.78)
Total from investment operations	(3.56)	(.70)
Distributions from net investment income	(.09)	(.05)
Net asset value, end of period	$ 5.60	$ 9.25
Total Return B	(38.61)%	(7.05)%
Ratios to Average Net Assets D, G
Expenses before reductions	.45%	.45% A
Expenses net of fee waivers, if any	.45%	.45% A
Expenses net of all reductions	.45%	.45% A
Net investment income (loss)	1.14%	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,104	$ 34,942
Portfolio turnover rate E	86%	36% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period April 19, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2009	Past 1 year	Life of Fund A
Large Cap Value Enhanced Index Fund	-45.82%	-32.77%

A From April 19, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Large Cap Value Enhanced Index Fund on April 19, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000 Value Index performed over the same period.

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: The U.S. equity markets took it squarely on the chin during the 12 months ending February 28, 2009, battered by global recessionary fears, drum-tight credit markets and the rapid flight of capital away from risk and toward the investment sidelines. Stocks had performed reasonably well up until late last summer, in spite of high energy costs and slowing global economic growth. But beginning in September 2008, a succession of large financial institutions either collapsed, or came close to failing, as they struggled under the weight of toxic, asset-backed securities, which sent the equity markets into a turbulent downward spiral. Even as the federal government began a series of aggressive interventions to rescue the troubled financial services industry and to shore up deteriorating economic conditions, investors remained skittish and the equity markets' sell-off continued. The Standard & Poor's 500SM Index fell 43.32% for the year overall and lost more than 17% in value during the December-February time frame alone. All 10 of the S&P 500®'s market sectors landed deep in negative territory for the 12-month span. Meanwhile, the blue-chip Dow Jones Industrial AverageSM fell by a comparable 40.58% mark, and the small-cap-oriented Russell 2000® Index declined 42.38%. Elsewhere, the technology-heavy NASDAQ Composite® Index dropped 38.77%.

Comments from Jeffrey Adams, who oversees Fidelity® Large Cap Value Enhanced Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC: For the year ending February 28, 2009, the fund declined 45.82%, compared with a loss of 47.35% for the Russell 1000® Value Index. A combination of favorable security selection and an underweighting in the poor-performing financials sector was very helpful. Specifically, stock picking was positive among diversified financials - making up for weaker performance in real estate - while having less exposure to banks contributed as well. Good security and sector selection in consumer discretionary boosted results, as did favorable stock positioning in energy. In contrast, our stock selection was weaker in health care and - within the industrials sector - capital goods. The fund's top contributor was electronic trading company Knight Capital Group, whose trading revenues were boosted by active financial markets. Restaurant giant McDonald's turned in solid financial results, while General Mills generated favorable quarterly earnings on higher demand for its packaged-food products. Also outperforming was for-profit education company ITT Educational Services. On the negative side, an out-of-benchmark position in construction and engineering company Foster Wheeler hampered performance, as the company's shares steadily declined beginning last summer. Our underexposure to medical insurance company UnitedHealth Group was another source of underperformance, while integrated energy company Hess - which was not in the portfolio at period end - detracted as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Portfolio

Fidelity Large Cap Value Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	8.5	5.8
AT&T, Inc.	4.0	3.0
Chevron Corp.	3.6	3.2
Johnson & Johnson	3.0	2.3
Procter & Gamble Co.	2.9	2.0
Pfizer, Inc.	2.8	2.5
General Electric Co.	2.5	4.2
Verizon Communications, Inc.	2.4	2.0
JPMorgan Chase & Co.	2.4	2.1
Amgen, Inc.	1.8	0.9
	33.9
Market Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.3	25.1
Energy	18.0	15.6
Health Care	15.3	11.7
Consumer Staples	11.5	8.4
Consumer Discretionary	8.0	7.6
Telecommunication Services	7.8	5.8
Utilities	7.5	6.1
Industrials	6.9	9.3
Information Technology	2.8	3.2
Materials	2.4	3.9

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Investments February 28, 2009

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Diversified Consumer Services - 0.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	700	$ 50,750
ITT Educational Services, Inc. (a)	926	105,101
		155,851
Hotels, Restaurants & Leisure - 0.7%
Interval Leisure Group, Inc. (a)	555	2,220
McDonald's Corp.	2,673	139,664
		141,884
Internet & Catalog Retail - 0.0%
HSN, Inc. (a)	555	2,370
Media - 3.7%
CBS Corp. Class B	3,155	13,472
Comcast Corp. Class A (d)	11,752	153,481
DISH Network Corp. Class A (a)	5,442	61,223
Gannett Co., Inc. (d)	4,173	13,521
Liberty Global, Inc. Class A (a)(d)	1,000	12,270
Liberty Media Corp. - Entertainment Class A (a)	5,296	91,727
Meredith Corp.	2,889	37,124
News Corp. Class A	7,771	43,207
The Walt Disney Co. (d)	8,609	144,373
Time Warner, Inc.	21,433	163,534
		733,932
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	2,219	86,142
Macy's, Inc. (d)	2,600	20,462
		106,604
Specialty Retail - 2.2%
AutoZone, Inc. (a)(d)	304	43,238
Gap, Inc. (d)	7,509	81,022
Home Depot, Inc.	8,169	170,650
Lowe's Companies, Inc.	6,205	98,287
RadioShack Corp.	3,349	24,548
Rent-A-Center, Inc. (a)	1,900	33,288
		451,033
Textiles, Apparel & Luxury Goods - 0.1%
Carter's, Inc. (a)	1,400	22,834
TOTAL CONSUMER DISCRETIONARY		1,614,508
CONSUMER STAPLES - 11.5%
Beverages - 1.4%
Coca-Cola Enterprises, Inc.	7,352	84,401
PepsiCo, Inc.	562	27,055
The Coca-Cola Co.	4,240	173,204
		284,660
Food & Staples Retailing - 2.2%
BJ's Wholesale Club, Inc. (a)	2,382	71,174
CVS Caremark Corp.	3,144	80,927
Kroger Co.	4,060	83,920

	Shares	Value
Safeway, Inc.	2,745	$ 50,783
Wal-Mart Stores, Inc.	3,144	154,811
		441,615
Food Products - 3.6%
Archer Daniels Midland Co.	6,116	163,053
Dean Foods Co. (a)	2,300	47,035
General Mills, Inc. (d)	3,723	195,383
H.J. Heinz Co.	2,908	95,004
Hershey Co.	1,564	52,691
Kraft Foods, Inc. Class A	7,120	162,194
		715,360
Household Products - 3.5%
Energizer Holdings, Inc. (a)	1,100	46,409
Kimberly-Clark Corp.	1,491	70,241
Procter & Gamble Co.	12,252	590,179
		706,829
Tobacco - 0.8%
Altria Group, Inc.	3,141	48,497
Lorillard, Inc.	508	29,688
Reynolds American, Inc.	2,502	84,017
		162,202
TOTAL CONSUMER STAPLES		2,310,666
ENERGY - 18.0%
Energy Equipment & Services - 0.3%
ENSCO International, Inc.	1,983	48,742
Tidewater, Inc.	529	18,684
		67,426
Oil, Gas & Consumable Fuels - 17.7%
Anadarko Petroleum Corp.	1,900	66,405
Apache Corp.	2,017	119,185
Chevron Corp.	12,112	735,320
ConocoPhillips	8,962	334,731
Devon Energy Corp.	1,820	79,479
Encore Acquisition Co. (a)	1,328	26,666
Exxon Mobil Corp.	25,239	1,713,723
Marathon Oil Corp.	4,113	95,710
McMoRan Exploration Co. (a)	2,500	11,475
Murphy Oil Corp.	500	20,905
Noble Energy, Inc.	906	41,259
Spectra Energy Corp.	3,900	50,700
Sunoco, Inc.	2,665	89,144
Valero Energy Corp.	5,544	107,443
World Fuel Services Corp. (d)	1,163	33,739
XTO Energy, Inc. (d)	1,115	35,301
		3,561,185
TOTAL ENERGY		3,628,611
Common Stocks - continued
	Shares	Value
FINANCIALS - 18.3%
Capital Markets - 3.5%
Apollo Investment Corp.	4,000	$ 16,520
Bank of New York Mellon Corp.	5,895	130,692
Goldman Sachs Group, Inc.	2,138	194,729
Knight Capital Group, Inc. Class A (a)(d)	8,381	147,422
Morgan Stanley	5,517	107,802
Raymond James Financial, Inc.	1,500	20,940
State Street Corp. (d)	3,406	86,070
		704,175
Commercial Banks - 3.2%
Bank of Hawaii Corp.	1,333	42,709
BB&T Corp.	4,217	68,020
PNC Financial Services Group, Inc. (d)	2,633	71,986
Prosperity Bancshares, Inc. (d)	2,000	51,040
U.S. Bancorp, Delaware	9,948	142,356
Wells Fargo & Co.	22,925	277,393
		653,504
Consumer Finance - 0.0%
Capital One Financial Corp.	572	6,893
Diversified Financial Services - 3.4%
Bank of America Corp.	37,475	148,026
Citigroup, Inc.	26,018	39,027
JPMorgan Chase & Co.	20,911	477,816
The NASDAQ Stock Market, Inc. (a)	1,468	30,681
		695,550
Insurance - 5.2%
ACE Ltd.	2,576	94,050
AFLAC, Inc.	2,712	45,453
Allstate Corp.	2,099	35,326
American Financial Group, Inc. (d)	2,948	45,871
Aon Corp.	1,617	61,834
Arch Capital Group Ltd. (a)	1,686	91,044
Aspen Insurance Holdings Ltd.	4,628	100,844
Axis Capital Holdings Ltd.	4,022	90,012
Hartford Financial Services Group, Inc.	1,169	7,131
Marsh & McLennan Companies, Inc.	1,421	25,479
MetLife, Inc.	2,220	40,981
Platinum Underwriters Holdings Ltd.	2,300	64,492
Prudential Financial, Inc.	1,058	17,362
The Chubb Corp.	1,347	52,587
The Travelers Companies, Inc.	3,636	131,441
Transatlantic Holdings, Inc.	1,923	57,825
Unum Group	7,527	76,625
		1,038,357
Real Estate Investment Trusts - 2.6%
Annaly Capital Management, Inc.	5,489	76,297
Brandywine Realty Trust (SBI) (d)	9,600	45,312
CBL & Associates Properties, Inc.	4,619	14,319
Entertainment Properties Trust (SBI)	1,151	17,161
Equity Residential (SBI)	506	8,906

	Shares	Value
HCP, Inc. (d)	1,200	$ 21,924
Hospitality Properties Trust (SBI)	3,986	45,440
Host Hotels & Resorts, Inc.	11,427	42,280
HRPT Properties Trust (SBI)	21,412	69,161
Mack-Cali Realty Corp.	1,989	33,972
ProLogis Trust (d)	6,387	36,981
Public Storage	705	39,113
SL Green Realty Corp. (d)	1,911	22,206
The Macerich Co. (d)	2,139	24,427
Vornado Realty Trust (d)	791	25,889
		523,388
Thrifts & Mortgage Finance - 0.4%
Hudson City Bancorp, Inc.	5,586	57,927
New York Community Bancorp, Inc. (d)	1,953	19,237
		77,164
TOTAL FINANCIALS		3,699,031
HEALTH CARE - 15.3%
Biotechnology - 1.8%
Amgen, Inc. (a)	7,538	368,834
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	10,659	74,826
Covidien Ltd.	1,753	55,518
		130,344
Health Care Providers & Services - 2.7%
HealthSouth Corp. (a)(d)	5,910	46,394
LifePoint Hospitals, Inc. (a)	2,602	54,694
Lincare Holdings, Inc. (a)	1,892	39,864
Omnicare, Inc.	2,743	71,126
Owens & Minor, Inc.	1,196	40,317
Quest Diagnostics, Inc.	1,033	47,342
UnitedHealth Group, Inc.	3,725	73,196
WellPoint, Inc. (a)	4,809	163,121
		536,054
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	1,660	60,192
Pharmaceuticals - 9.8%
Eli Lilly & Co.	5,448	160,062
Forest Laboratories, Inc. (a)	1,649	35,355
Johnson & Johnson	12,171	608,550
King Pharmaceuticals, Inc. (a)	7,584	55,667
Merck & Co., Inc.	8,974	217,171
Pfizer, Inc.	45,850	564,414
Watson Pharmaceuticals, Inc. (a)	700	19,789
Wyeth	7,914	323,049
		1,984,057
TOTAL HEALTH CARE		3,079,481
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 6.9%
Aerospace & Defense - 2.4%
General Dynamics Corp.	3,660	$ 160,381
L-3 Communications Holdings, Inc.	1,029	69,612
Northrop Grumman Corp.	2,367	88,431
Raytheon Co.	1,845	73,745
United Technologies Corp.	2,222	90,724
		482,893
Air Freight & Logistics - 0.4%
FedEx Corp.	1,739	75,142
Airlines - 0.2%
Delta Air Lines, Inc. (a)(d)	2,511	12,630
Southwest Airlines Co.	6,179	36,394
		49,024
Commercial Services & Supplies - 0.2%
Republic Services, Inc.	1,132	22,527
Waste Management, Inc.	900	24,300
		46,827
Construction & Engineering - 0.5%
Foster Wheeler AG (a)	3,627	54,550
Shaw Group, Inc. (a)	2,000	46,680
		101,230
Industrial Conglomerates - 2.5%
General Electric Co.	58,513	497,946
Machinery - 0.2%
AGCO Corp. (a)	1,100	18,854
Illinois Tool Works, Inc.	715	19,877
		38,731
Road & Rail - 0.4%
CSX Corp.	589	14,537
Norfolk Southern Corp.	2,116	67,120
		81,657
Trading Companies & Distributors - 0.1%
United Rentals, Inc. (a)	3,821	15,475
TOTAL INDUSTRIALS		1,388,925
INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.5%
3Com Corp. (a)	12,000	26,520
Harris Corp.	1,742	64,942
		91,462
Computers & Peripherals - 0.9%
EMC Corp. (a)(d)	6,600	69,300
Hewlett-Packard Co.	3,229	93,738
QLogic Corp. (a)(d)	1,500	13,830
		176,868
IT Services - 0.6%
Alliance Data Systems Corp. (a)(d)	1,410	41,736
Broadridge Financial Solutions, Inc.	1,500	23,970

	Shares	Value
Metavante Holding Co. (a)	1,568	$ 26,358
The Western Union Co.	2,989	33,357
		125,421
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.	1,900	24,206
Software - 0.7%
CA, Inc.	4,839	82,021
Symantec Corp. (a)	5,031	69,579
		151,600
TOTAL INFORMATION TECHNOLOGY		569,557
MATERIALS - 2.4%
Chemicals - 1.8%
Celanese Corp. Class A	2,049	17,498
Dow Chemical Co.	2,596	18,587
E.I. du Pont de Nemours & Co.	4,277	80,237
FMC Corp. (d)	1,749	70,712
Monsanto Co.	651	49,652
Terra Industries, Inc.	3,600	92,844
The Scotts Miracle-Gro Co. Class A (d)	1,000	27,930
		357,460
Metals & Mining - 0.6%
Compass Minerals International, Inc.	190	9,922
Freeport-McMoRan Copper & Gold, Inc. Class B (d)	1,607	48,885
Nucor Corp.	650	21,873
Reliance Steel & Aluminum Co.	1,507	35,852
		116,532
Paper & Forest Products - 0.0%
International Paper Co.	2,511	14,288
TOTAL MATERIALS		488,280
TELECOMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 7.5%
AT&T, Inc.	33,793	803,260
CenturyTel, Inc. (d)	4,524	119,117
Embarq Corp.	1,176	41,125
Frontier Communications Corp.	9,062	65,246
Verizon Communications, Inc.	16,999	484,981
		1,513,729
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	15,755	51,834
TOTAL TELECOMMUNICATION SERVICES		1,565,563
UTILITIES - 7.5%
Electric Utilities - 4.0%
American Electric Power Co., Inc.	2,326	65,244
DPL, Inc.	5,212	104,761
Duke Energy Corp.	7,745	104,325
Edison International	4,265	116,093
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Exelon Corp.	1,548	$ 73,097
FirstEnergy Corp.	1,783	75,884
FPL Group, Inc.	2,388	108,248
Progress Energy, Inc.	1,046	37,049
Southern Co.	3,804	115,299
		800,000
Gas Utilities - 0.3%
Energen Corp.	2,090	56,012
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	8,332	52,492
NRG Energy, Inc. (a)	2,713	51,276
		103,768
Multi-Utilities - 2.7%
Alliant Energy Corp.	1,764	40,801
Consolidated Edison, Inc.	1,681	60,869
Dominion Resources, Inc.	5,507	166,201
DTE Energy Co.	1,320	35,336
PG&E Corp.	2,074	79,268
Public Service Enterprise Group, Inc.	1,351	36,869
Sempra Energy	3,179	132,151
		551,495
TOTAL UTILITIES		1,511,275
TOTAL COMMON STOCKS (Cost $34,362,911)		19,855,897
U.S. Treasury Obligations - 0.9%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.29% to 1.51% 3/26/09 to 7/30/09 (e) (Cost $179,774)	$ 180,000	179,904
Money Market Funds - 8.9%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c) (Cost $1,804,600)	1,804,600	$ 1,804,600
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $36,347,285)	21,840,401
NET OTHER ASSETS - (8.3)%	(1,678,609)
NET ASSETS - 100%	$ 20,161,792
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
7 CME E-mini S&P 500 Index Contracts	March 2009	$ 256,970	$ (37,756)

The face value of futures purchased as a percentage of net assets - 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $179,904.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 6,821
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 21,840,401	$ 21,660,497	$ 179,904	$ -
Other Financial Instruments*	$ (37,756)	$ (37,756)	$ -	$ -
* Other financial instruments include Futures Contracts.
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $3,138,587 of which $514,035 and $2,624,552 will expire on February 29, 2016 and February 28, 2017, respectively.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $2,309,119 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009

Assets
Investment in securities, at value (including securities loaned of $1,717,185) - See accompanying schedule: Unaffiliated issuers (cost $34,542,685)	$ 20,035,801
Fidelity Central Funds (cost $1,804,600)	1,804,600
Total Investments (cost $36,347,285)		$ 21,840,401
Receivable for investments sold		26,617
Receivable for fund shares sold		106,095
Dividends receivable		107,221
Interest receivable		123
Distributions receivable from Fidelity Central Funds		490
Total assets		22,080,947

Liabilities
Payable to custodian bank	$ 65,370
Payable for fund shares redeemed	34,563
Accrued management fee	5,618
Payable for daily variation on futures contracts	6,230
Other affiliated payables	2,774
Collateral on securities loaned, at value	1,804,600
Total liabilities		1,919,155

Net Assets		$ 20,161,792
Net Assets consist of:
Paid in capital		$ 40,001,375
Undistributed net investment income		174,116
Accumulated undistributed net realized gain (loss) on investments		(5,469,059)
Net unrealized appreciation (depreciation) on investments		(14,544,640)
Net Assets, for 4,388,298 shares outstanding		$ 20,161,792
Net Asset Value, offering price and redemption price per share ($20,161,792 ÷ 4,388,298 shares)		$ 4.59

Statement of Operations

	Year ended February 28, 2009

Investment Income
Dividends		$ 843,000
Interest		8,901
Income from Fidelity Central Funds		6,821
Total income		858,722

Expenses
Management fee	$ 76,727
Transfer agent fees	39,510
Independent trustees' compensation	2,295
Total expenses before reductions	118,532
Expense reductions	(18)	118,514
Net investment income (loss)		740,208
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,241,886)
Futures contracts	(399,023)
Total net realized gain (loss)		(4,640,909)
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,507,249)
Futures contracts	(37,756)
Total change in net unrealized appreciation (depreciation)		(11,545,005)
Net gain (loss)		(16,185,914)
Net increase (decrease) in net assets resulting from operations		$ (15,445,706)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Value Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2009	For the period April 19, 2007 (commencement of operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 740,208	$ 392,932
Net realized gain (loss)	(4,640,909)	(827,022)
Change in net unrealized appreciation (depreciation)	(11,545,005)	(2,999,635)
Net increase (decrease) in net assets resulting from operations	(15,445,706)	(3,433,725)
Distributions to shareholders from net investment income	(635,673)	(320,661)
Share transactions Proceeds from sales of shares	31,493,760	39,722,635
Reinvestment of distributions	592,446	307,682
Cost of shares redeemed	(20,222,512)	(11,896,454)
Net increase (decrease) in net assets resulting from share transactions	11,863,694	28,133,863
Total increase (decrease) in net assets	(4,217,685)	24,379,477

Net Assets
Beginning of period	24,379,477	-
End of period (including undistributed net investment income of $174,116 and undistributed net investment income of $73,019, respectively)	$ 20,161,792	$ 24,379,477
Other Information Shares
Sold	4,645,514	3,987,621
Issued in reinvestment of distributions	98,582	32,593
Redeemed	(3,162,980)	(1,213,032)
Net increase (decrease)	1,581,116	2,807,182

Financial Highlights

Years ended February 28,

2009

2008 G, I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.20	.18
Net realized and unrealized gain (loss)	(4.14)	(1.37)
Total from investment operations	(3.94)	(1.19)
Distributions from net investment income	(.15)	(.13)
Net asset value, end of period	$ 4.59	$ 8.68
Total Return B, C	(45.82)%	(12.00)%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45% A
Expenses net of fee waivers, if any	.45%	.45% A
Expenses net of all reductions	.45%	.45% A
Net investment income (loss)	2.81%	2.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,162	$ 24,379
Portfolio turnover rate F	117%	65% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 19, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2009	Past 1 year	Life of Fund A
Large Cap Core Enhanced Index Fund	-41.51%	-28.09%

A From April 19, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Large Cap Core Enhanced Index Fund on April 19, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM (S&P 500®) Index performed over the same period.

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: The U.S. equity markets took it squarely on the chin during the 12 months ending February 28, 2009, battered by global recessionary fears, drum-tight credit markets and the rapid flight of capital away from risk and toward the investment sidelines. Stocks had performed reasonably well up until late last summer, in spite of high energy costs and slowing global economic growth. But beginning in September 2008, a succession of large financial institutions either collapsed, or came close to failing, as they struggled under the weight of toxic, asset-backed securities, which sent the equity markets into a turbulent downward spiral. Even as the federal government began a series of aggressive interventions to rescue the troubled financial services industry and to shore up deteriorating economic conditions, investors remained skittish and the equity markets' sell-off continued. The Standard & Poor's 500SM Index fell 43.32% for the year overall and lost more than 17% in value during the December-February time frame alone. All 10 of the S&P 500®'s market sectors landed deep in negative territory for the 12-month span. Meanwhile, the blue-chip Dow Jones Industrial AverageSM fell by a comparable 40.58% mark, and the small-cap-oriented Russell 2000® Index declined 42.38%. Elsewhere, the technology-heavy NASDAQ Composite® Index dropped 38.77%.

Comments from Jeffrey Adams, who oversees Fidelity® Large Cap Core Enhanced Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC: For the year, the fund declined 41.51%, outpacing the S&P 500. The biggest contribution came from the financials sector - specifically, from a combination of favorable stock selection and being underweighted in this poor-performing group. The same combination also added to the fund's performance in the consumer discretionary sector. Favorable stock picks in energy helped as well. In contrast, stock selection in health care was relatively weak, while a combination of stock and sector selection hindered our results in utilities. On an individual basis, auto parts retailer AutoZone was the fund's top contributor. The company reported better-than-expected quarterly profits, thanks in part to successful cost controls and inventory management. Restaurant giant McDonald's turned in solid financial results, with rising same-store sales indicating decent business performance in the face of a global recession. General Mills also generated favorable quarterly earnings on higher demand for its packaged-food products, while credit card company MasterCard reported better quarterly profits as well. On the negative side, an out-of-benchmark position in construction and engineering company Foster Wheeler hampered performance, as the company's shares steadily declined beginning last summer. An out-of-benchmark position in Amkor Technology also detracted. This semiconductor packaging company experienced a difficult business environment. The fund was further hurt by its position in bank stock KeyCorp. Neither Amkor nor KeyCorp was in the portfolio at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.5	3.9
Johnson & Johnson	2.5	2.1
Procter & Gamble Co.	2.5	1.8
International Business Machines Corp.	2.2	1.8
Chevron Corp.	2.0	2.0
AT&T, Inc.	1.9	1.6
Microsoft Corp.	1.9	2.1
Wal-Mart Stores, Inc.	1.8	1.2
Pfizer, Inc.	1.6	1.5
Hewlett-Packard Co.	1.5	1.5
	23.4
Market Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.0	16.4
Health Care	16.5	12.6
Consumer Staples	14.1	10.4
Energy	13.2	13.5
Financials	9.5	13.5
Industrials	8.8	11.2
Consumer Discretionary	7.4	8.3
Utilities	4.2	3.1
Telecommunication Services	4.1	4.0
Materials	2.6	3.5

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Investments February 28, 2009

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Diversified Consumer Services - 0.6%
Apollo Group, Inc. Class A (non-vtg.) (a)	56,889	$ 4,124,453
Hotels, Restaurants & Leisure - 1.9%
Choice Hotels International, Inc. (e)	53,000	1,312,280
McDonald's Corp.	205,088	10,715,848
WMS Industries, Inc. (a)(e)	92,331	1,673,961
		13,702,089
Internet & Catalog Retail - 0.3%
Amazon.com, Inc.	35,650	2,309,764
Media - 2.3%
Comcast Corp. Class A (e)	308,790	4,032,797
DISH Network Corp. Class A (a)	176,687	1,987,729
Gannett Co., Inc. (e)	120,000	388,800
Liberty Media Corp. - Entertainment Class A (a)	89,321	1,547,040
News Corp. Class A	205,094	1,140,323
The Walt Disney Co. (e)	199,511	3,345,799
Time Warner, Inc.	464,859	3,546,874
Viacom, Inc. Class B (non-vtg.) (a)	57,893	890,973
		16,880,335
Multiline Retail - 0.2%
Macy's, Inc. (e)	53,000	417,110
Target Corp.	22,092	625,425
		1,042,535
Specialty Retail - 1.9%
AutoZone, Inc. (a)(e)	32,227	4,583,646
Gamestop Corp. Class A (a)	5,636	151,721
Gap, Inc. (e)	305,809	3,299,679
Home Depot, Inc.	110,999	2,318,769
Lowe's Companies, Inc.	91,813	1,454,318
RadioShack Corp.	117,545	861,605
Rent-A-Center, Inc. (a)	63,510	1,112,695
		13,782,433
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	39,964	1,659,705
TOTAL CONSUMER DISCRETIONARY		53,501,314
CONSUMER STAPLES - 14.1%
Beverages - 2.6%
Coca-Cola Enterprises, Inc.	211,700	2,430,316
PepsiCo, Inc.	160,579	7,730,273
The Coca-Cola Co.	209,468	8,556,768
		18,717,357
Food & Staples Retailing - 3.9%
BJ's Wholesale Club, Inc. (a)(e)	127,891	3,821,383
Costco Wholesale Corp. (e)	7,788	329,744
CVS Caremark Corp.	149,204	3,840,511

	Shares	Value
Kroger Co.	117,731	$ 2,433,500
Safeway, Inc.	106,000	1,961,000
SUPERVALU, Inc.	32,332	504,703
Sysco Corp.	62,380	1,341,170
Wal-Mart Stores, Inc.	262,633	12,932,049
Walgreen Co.	39,229	936,004
		28,100,064
Food Products - 2.1%
Archer Daniels Midland Co.	148,360	3,955,278
Dean Foods Co. (a)	92,000	1,881,400
General Mills, Inc. (e)	96,894	5,084,997
H.J. Heinz Co.	22,969	750,397
Hershey Co.	55,460	1,868,447
Kraft Foods, Inc. Class A	81,560	1,857,937
		15,398,456
Household Products - 3.6%
Colgate-Palmolive Co.	76,102	4,579,818
Energizer Holdings, Inc. (a)	41,500	1,750,885
Kimberly-Clark Corp.	44,675	2,104,639
Procter & Gamble Co.	370,561	17,849,923
		26,285,265
Tobacco - 1.9%
Altria Group, Inc.	331,440	5,117,434
Lorillard, Inc.	24,460	1,429,442
Philip Morris International, Inc.	215,370	7,208,434
		13,755,310
TOTAL CONSUMER STAPLES		102,256,452
ENERGY - 13.2%
Energy Equipment & Services - 1.7%
ENSCO International, Inc.	83,642	2,055,920
Halliburton Co.	21,887	356,977
National Oilwell Varco, Inc. (a)(e)	99,436	2,657,924
Schlumberger Ltd. (NY Shares)	143,871	5,475,730
Transocean Ltd. (a)	30,118	1,800,153
		12,346,704
Oil, Gas & Consumable Fuels - 11.5%
Anadarko Petroleum Corp.	61,728	2,157,394
Apache Corp.	35,718	2,110,577
Chevron Corp.	238,846	14,500,341
ConocoPhillips	172,391	6,438,804
Devon Energy Corp.	21,672	946,416
Encore Acquisition Co. (a)	27,548	553,164
EOG Resources, Inc.	5,006	250,500
Exxon Mobil Corp.	586,579	39,828,712
Hess Corp.	28,861	1,578,408
Marathon Oil Corp.	73,646	1,713,742
McMoRan Exploration Co. (a)	75,000	344,250
Murphy Oil Corp.	40,500	1,693,305
Noble Energy, Inc.	12,786	582,274
Occidental Petroleum Corp.	124,009	6,432,347
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Corp.	61,095	$ 794,235
Sunoco, Inc.	78,139	2,613,750
Valero Energy Corp.	46,894	908,806
		83,447,025
TOTAL ENERGY		95,793,729
FINANCIALS - 9.5%
Capital Markets - 2.4%
Apollo Investment Corp.	139,500	576,135
Bank of New York Mellon Corp.	109,481	2,427,194
Goldman Sachs Group, Inc.	41,979	3,823,447
Knight Capital Group, Inc. Class A (a)(e)	166,453	2,927,908
Morgan Stanley	107,188	2,094,454
Northern Trust Corp.	23,480	1,304,314
Raymond James Financial, Inc.	44,600	622,616
State Street Corp. (e)	94,323	2,383,542
TD Ameritrade Holding Corp. (a)	80,901	960,295
		17,119,905
Commercial Banks - 1.7%
BB&T Corp. (e)	81,817	1,319,708
PNC Financial Services Group, Inc. (e)	34,259	936,641
Prosperity Bancshares, Inc. (e)	70,000	1,786,400
Signature Bank, New York (a)	46,500	1,162,965
U.S. Bancorp, Delaware	159,927	2,288,555
Wells Fargo & Co.	379,898	4,596,766
		12,091,035
Consumer Finance - 0.1%
American Express Co.	91,298	1,101,054
Diversified Financial Services - 1.9%
Bank of America Corp.	675,767	2,669,280
Citigroup, Inc. (e)	448,820	673,230
CME Group, Inc.	3,520	642,048
JPMorgan Chase & Co.	348,791	7,969,874
The NASDAQ Stock Market, Inc. (a)	69,534	1,453,261
		13,407,693
Insurance - 2.4%
ACE Ltd.	72,349	2,641,462
AFLAC, Inc.	140,664	2,357,529
Aon Corp.	30,835	1,179,130
Arch Capital Group Ltd. (a)	36,737	1,983,798
Aspen Insurance Holdings Ltd.	132,792	2,893,538
Hartford Financial Services Group, Inc.	31,262	190,698
MetLife, Inc.	109,315	2,017,955
Prudential Financial, Inc.	26,802	439,821
The Chubb Corp.	19,908	777,208
The Travelers Companies, Inc.	40,309	1,457,170

	Shares	Value
Transatlantic Holdings, Inc.	37,500	$ 1,127,625
W.R. Berkley Corp.	22,068	459,235
		17,525,169
Real Estate Investment Trusts - 1.0%
Brandywine Realty Trust (SBI) (e)	119,510	564,087
HCP, Inc. (e)	77,953	1,424,201
Hospitality Properties Trust (SBI)	64,992	740,909
Host Hotels & Resorts, Inc.	350,000	1,295,000
HRPT Properties Trust (SBI)	267,876	865,239
ProLogis Trust (e)	155,823	902,215
SL Green Realty Corp. (e)	45,000	522,900
The Macerich Co. (e)	71,397	815,354
		7,129,905
TOTAL FINANCIALS		68,374,761
HEALTH CARE - 16.5%
Biotechnology - 2.5%
Amgen, Inc. (a)	177,581	8,689,038
Biogen Idec, Inc. (a)	62,858	2,893,982
Celgene Corp. (a)	9,796	438,175
Gilead Sciences, Inc. (a)	108,689	4,869,267
Isis Pharmaceuticals, Inc. (a)(e)	106,000	1,363,160
		18,253,622
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	114,688	5,838,766
Boston Scientific Corp. (a)	473,871	3,326,574
Covidien Ltd.	28,596	905,635
Kinetic Concepts, Inc. (a)(e)	32,006	697,091
Medtronic, Inc.	125,240	3,705,852
Varian Medical Systems, Inc. (a)(e)	21,100	643,761
		15,117,679
Health Care Providers & Services - 2.4%
Aetna, Inc.	37,619	897,966
CIGNA Corp.	47,575	749,782
Express Scripts, Inc. (a)	101,009	5,080,753
HealthSouth Corp. (a)(e)	129,771	1,018,702
LifePoint Hospitals, Inc. (a)	41,043	862,724
McKesson Corp.	38,500	1,579,270
Medco Health Solutions, Inc. (a)	11,037	447,881
Omnicare, Inc.	78,138	2,026,118
UnitedHealth Group, Inc.	110,079	2,163,052
WellPoint, Inc. (a)	65,260	2,213,619
		17,039,867
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	57,544	2,086,545
Pharmaceuticals - 9.2%
Abbott Laboratories	206,137	9,758,526
Bristol-Myers Squibb Co.	206,917	3,809,342
Eli Lilly & Co.	199,621	5,864,865
Johnson & Johnson	360,233	18,011,650
Merck & Co., Inc.	273,124	6,609,601
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	946,678	$ 11,653,606
Schering-Plough Corp.	198,612	3,453,863
Watson Pharmaceuticals, Inc. (a)	50,000	1,413,500
Wyeth	149,346	6,096,304
		66,671,257
TOTAL HEALTH CARE		119,168,970
INDUSTRIALS - 8.8%
Aerospace & Defense - 3.3%
General Dynamics Corp.	82,758	3,626,456
Honeywell International, Inc.	163,153	4,377,395
L-3 Communications Holdings, Inc.	42,917	2,903,335
Lockheed Martin Corp.	21,482	1,355,729
Northrop Grumman Corp.	19,911	743,875
Raytheon Co.	99,611	3,981,452
The Boeing Co.	70,776	2,225,197
United Technologies Corp.	107,279	4,380,202
		23,593,641
Air Freight & Logistics - 0.8%
Expeditors International of Washington, Inc.	37,100	1,022,105
FedEx Corp.	29,418	1,271,152
United Parcel Service, Inc. Class B	81,883	3,371,942
		5,665,199
Construction & Engineering - 0.5%
Foster Wheeler AG (a)	121,764	1,831,331
Shaw Group, Inc. (a)	92,795	2,165,835
		3,997,166
Electrical Equipment - 0.5%
Emerson Electric Co.	131,554	3,519,070
Industrial Conglomerates - 1.8%
3M Co.	61,170	2,780,788
General Electric Co.	1,192,681	10,149,715
Tyco International Ltd.	4,567	91,568
		13,022,071
Machinery - 0.9%
AGCO Corp. (a)	50,831	871,243
Caterpillar, Inc.	29,954	737,168
Deere & Co.	18,136	498,559
Flowserve Corp.	29,600	1,493,912
Gardner Denver, Inc. (a)	47,990	907,971
ITT Corp.	22,500	840,375
Joy Global, Inc.	60,500	1,056,330
		6,405,558
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	20,327	1,194,618
CSX Corp.	77,990	1,924,793

	Shares	Value
Norfolk Southern Corp.	75,384	$ 2,391,180
Union Pacific Corp.	51,794	1,943,311
		7,453,902
TOTAL INDUSTRIALS		63,656,607
INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 2.2%
3Com Corp. (a)	343,990	760,218
Cisco Systems, Inc. (a)	668,884	9,745,640
Harris Corp.	50,595	1,886,182
QUALCOMM, Inc.	116,191	3,884,265
		16,276,305
Computers & Peripherals - 5.8%
Apple, Inc. (a)	112,548	10,051,662
Dell, Inc. (a)	181,488	1,548,093
EMC Corp. (a)(e)	223,842	2,350,341
Hewlett-Packard Co.	376,059	10,916,993
International Business Machines Corp.	170,054	15,650,070
Lexmark International, Inc. Class A (a)	82,880	1,420,563
		41,937,722
Electronic Equipment & Components - 0.2%
Mettler-Toledo International, Inc. (a)	26,960	1,437,238
Internet Software & Services - 1.7%
eBay, Inc. (a)	114,477	1,244,365
Google, Inc. Class A (sub. vtg.) (a)	23,432	7,919,782
Sohu.com, Inc. (a)	37,745	1,864,603
Yahoo!, Inc. (a)(e)	76,759	1,015,522
		12,044,272
IT Services - 1.5%
Accenture Ltd. Class A	52,000	1,517,880
Alliance Data Systems Corp. (a)(e)	47,455	1,404,668
Automatic Data Processing, Inc.	108,783	3,714,939
MasterCard, Inc. Class A (e)	10,827	1,710,991
The Western Union Co.	223,564	2,494,974
		10,843,452
Semiconductors & Semiconductor Equipment - 1.5%
Integrated Device Technology, Inc. (a)	343,881	1,540,587
Intel Corp. (e)	586,572	7,472,927
Texas Instruments, Inc.	109,374	1,569,517
		10,583,031
Software - 4.1%
Adobe Systems, Inc. (a)(e)	148,997	2,488,250
CA, Inc.	121,653	2,062,018
Microsoft Corp.	865,721	13,981,394
Oracle Corp. (a)	638,003	9,914,567
Symantec Corp. (a)	91,130	1,260,328
		29,706,557
TOTAL INFORMATION TECHNOLOGY		122,828,577
Common Stocks - continued
	Shares	Value
MATERIALS - 2.6%
Chemicals - 1.9%
Celanese Corp. Class A	101,869	$ 869,961
CF Industries Holdings, Inc.	23,179	1,491,105
E.I. du Pont de Nemours & Co.	45,456	852,755
Monsanto Co.	86,766	6,617,643
Terra Industries, Inc.	115,770	2,985,708
The Scotts Miracle-Gro Co. Class A (e)	33,500	935,655
		13,752,827
Metals & Mining - 0.7%
Compass Minerals International, Inc.	50,194	2,621,131
Freeport-McMoRan Copper & Gold, Inc. Class B (e)	69,874	2,125,567
Southern Copper Corp.	24,357	333,934
		5,080,632
TOTAL MATERIALS		18,833,459
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 3.9%
AT&T, Inc.	595,495	14,154,916
CenturyTel, Inc. (e)	166,078	4,372,834
Frontier Communications Corp.	63,191	454,975
Verizon Communications, Inc.	331,145	9,447,567
		28,430,292
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	289,422	952,198
TOTAL TELECOMMUNICATION SERVICES		29,382,490
UTILITIES - 4.2%
Electric Utilities - 2.3%
American Electric Power Co., Inc.	45,316	1,271,114
DPL, Inc.	146,757	2,949,816
Duke Energy Corp.	132,090	1,779,252
Edison International	137,440	3,741,117
Entergy Corp.	19,287	1,299,751
Exelon Corp.	46,007	2,172,451
FPL Group, Inc.	43,081	1,952,862
Southern Co.	51,626	1,564,784
		16,731,147
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	345,000	2,173,500
NRG Energy, Inc. (a)(e)	92,218	1,742,920
		3,916,420
Multi-Utilities - 1.4%
Dominion Resources, Inc.	148,335	4,476,750

	Shares	Value
Public Service Enterprise Group, Inc.	80,637	$ 2,200,584
Sempra Energy	77,683	3,229,282
		9,906,616
TOTAL UTILITIES		30,554,183
TOTAL COMMON STOCKS (Cost $1,111,679,042)		704,350,542
U.S. Treasury Obligations - 0.7%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.03% to 1.51% 3/26/09 to 5/7/09 (f) (Cost $5,292,085)	$ 5,300,000	5,298,606
Money Market Funds - 10.2%
	Shares
Dreyfus Cash Management Institutional Shares, 1.85% (c)	11,934,063	11,934,063
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(d)	61,860,590	61,860,590
TOTAL MONEY MARKET FUNDS (Cost $73,794,653)		73,794,653
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $1,190,765,780)	783,443,801
NET OTHER ASSETS - (8.3)%	(59,895,657)
NET ASSETS - 100%	$ 723,548,144
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
331 CME E-mini S&P 500 Index Contracts	March 2009	$ 12,151,010	$ (2,506,965)
39 CME S&P 500 Index Contracts	March 2009	7,158,450	(660,817)
TOTAL EQUITY INDEX CONTRACTS		$ 19,309,460	$ (3,167,782)

The face value of futures purchased as a percentage of net assets - 2.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,698,803.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 168,681
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 783,443,801	$ 778,145,195	$ 5,298,606	$ -
Other Financial Instruments *	$ (3,167,782)	$ (3,167,782)	$ -	$ -
* Other financial instruments include Futures Contracts.
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $100,229,482 of which $391,157 and $99,838,325 will expire on February 29, 2016 and February 28, 2017, respectively.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $68,344,760 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009

Assets
Investment in securities, at value (including securities loaned of $59,170,565) - See accompanying schedule: Unaffiliated issuers (cost $1,128,905,190)	$ 721,583,211
Fidelity Central Funds (cost $61,860,590)	61,860,590
Total Investments (cost $1,190,765,780)		$ 783,443,801
Receivable for fund shares sold		160,843
Dividends receivable		2,893,819
Interest receivable		17,702
Distributions receivable from Fidelity Central Funds		17,753
Total assets		786,533,918

Liabilities
Payable for fund shares redeemed	$ 358,257
Accrued management fee	195,240
Payable for daily variation on futures contracts	474,104
Other affiliated payables	97,583
Collateral on securities loaned, at value	61,860,590
Total liabilities		62,985,774

Net Assets		$ 723,548,144
Net Assets consist of:
Paid in capital		$ 1,300,744,601
Undistributed net investment income		3,266,239
Accumulated undistributed net realized gain (loss) on investments		(169,972,935)
Net unrealized appreciation (depreciation) on investments		(410,489,761)
Net Assets, for 137,396,110 shares outstanding		$ 723,548,144
Net Asset Value, offering price and redemption price per share ($723,548,144 ÷ 137,396,110 shares)		$ 5.27

Statement of Operations

	Year ended February 28, 2009

Investment Income
Dividends		$ 21,664,765
Interest		672,978
Income from Fidelity Central Funds		168,681
Total income		22,506,424

Expenses
Management fee	$ 2,618,232
Transfer agent fees	1,348,732
Independent trustees' compensation	79,232
Total expenses before reductions	4,046,196
Expense reductions	(2,031)	4,044,165
Net investment income (loss)		18,462,259
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(146,328,452)
Futures contracts	(21,136,928)
Total net realized gain (loss)		(167,465,380)
Change in net unrealized appreciation (depreciation) on: Investment securities	(314,481,823)
Futures contracts	(2,662,002)
Total change in net unrealized appreciation (depreciation)		(317,143,825)
Net gain (loss)		(484,609,205)
Net increase (decrease) in net assets resulting from operations		$ (466,146,946)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2009	For the period April 19, 2007 (commencement of operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,462,259	$ 5,239,172
Net realized gain (loss)	(167,465,380)	(2,510,972)
Change in net unrealized appreciation (depreciation)	(317,143,825)	(93,345,936)
Net increase (decrease) in net assets resulting from operations	(466,146,946)	(90,617,736)
Distributions to shareholders from net investment income	(17,085,488)	(3,331,983)
Share transactions Proceeds from sales of shares	479,166,881	988,996,519
Reinvestment of distributions	17,020,121	3,320,538
Cost of shares redeemed	(123,929,208)	(63,844,554)
Net increase (decrease) in net assets resulting from share transactions	372,257,794	928,472,503
Total increase (decrease) in net assets	(110,974,640)	834,522,784

Net Assets
Beginning of period	834,522,784	-
End of period (including undistributed net investment income of $3,266,239 and undistributed net investment income of $1,907,189, respectively)	$ 723,548,144	$ 834,522,784
Other Information Shares
Sold	61,499,478	96,918,399
Issued in reinvestment of distributions	2,593,329	326,503
Redeemed	(17,449,263)	(6,492,336)
Net increase (decrease)	46,643,544	90,752,566

Financial Highlights

Years ended February 28,

2009

2008 G, I

Selected Per-Share Data
Net asset value, beginning of period	$ 9.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.15
Net realized and unrealized gain (loss)	(3.95)	(.90)
Total from investment operations	(3.79)	(.75)
Distributions from net investment income	(.14)	(.05)
Net asset value, end of period	$ 5.27	$ 9.20
Total Return B, C	(41.51)%	(7.59)%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45% A
Expenses net of fee waivers, if any	.45%	.45% A
Expenses net of all reductions	.45%	.45% A
Net investment income (loss)	2.05%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 723,548	$ 834,523
Portfolio turnover rate F	72%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 19, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2009	Past 1 year	Life of Fund A
Mid Cap Enhanced Index Fund	-43.40%	-42.29%

A From December 20, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Mid Cap Enhanced Index Fund on December 20, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell MidCap® Index performed over the same period.

Annual Report

Fidelity Mid Cap Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: The U.S. equity markets took it squarely on the chin during the 12 months ending February 28, 2009, battered by global recessionary fears, drum-tight credit markets and the rapid flight of capital away from risk and toward the investment sidelines. Stocks had performed reasonably well up until late last summer, in spite of high energy costs and slowing global economic growth. But beginning in September 2008, a succession of large financial institutions either collapsed, or came close to failing, as they struggled under the weight of toxic, asset-backed securities, which sent the equity markets into a turbulent downward spiral. Even as the federal government began a series of aggressive interventions to rescue the troubled financial services industry and to shore up deteriorating economic conditions, investors remained skittish and the equity markets' sell-off continued. The Standard & Poor's 500SM Index fell 43.32% for the year overall and lost more than 17% in value during the December-February time frame alone. All 10 of the S&P 500®'s market sectors landed deep in negative territory for the 12-month span. Meanwhile, the blue-chip Dow Jones Industrial AverageSM fell by a comparable 40.58% mark, and the small-cap-oriented Russell 2000® Index declined 42.38%. Elsewhere, the technology-heavy NASDAQ Composite® Index dropped 38.77%.

Comments from Jeffrey Adams, who oversees Fidelity® Mid Cap Enhanced Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC: For the year ending February 28, 2009, the fund declined 43.40%, compared with a loss of 46.56% for the benchmark Russell Midcap® Index. The biggest performance contributions came from the consumer discretionary and financials sectors, where security selection and, to a lesser extent, sector weightings were positive. Stock picking in information technology and consumer staples helped as well. In contrast, unfavorable security selection in materials had the only negative sector-level performance impact. Several of our best-performing stocks were for-profit education companies, including ITT Educational Services and Apollo Group. Both firms generated strong earnings, thanks in part to increased student enrollment. Auto parts retailer AutoZone reported better-than-expected quarterly profits on successful cost controls and inventory management. Pharmacy chain Longs Drug Stores - which was not in the benchmark - rose sharply after the company was acquired by CVS Caremark. Independent energy production company Continental Resources also contributed. On the negative side, falling natural gas prices weighed on shares of Chesapeake Energy. Food service equipment manufacturer Manitowoc struggled as well amid declining demand for its products. Mosaic saw its shares decline because of concerns about an oversupply of phosphate and potash, two important fertilizer raw materials produced by the company. Several of the stocks I mentioned were not in the portfolio at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Mid Cap Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
American Tower Corp. Class A	0.9	0.6
Yum! Brands, Inc.	0.8	0.7
Express Scripts, Inc.	0.8	0.7
H.J. Heinz Co.	0.8	0.7
Apollo Group, Inc. Class A (non-vtg.)	0.8	0.5
L-3 Communications Holdings, Inc.	0.7	0.6
St. Jude Medical, Inc.	0.8	0.7
Lorillard, Inc.	0.7	0.1
American Electric Power Co., Inc.	0.7	0.5
Annaly Capital Management, Inc.	0.7	0.4
	7.7
Market Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	16.2	13.8
Information Technology	14.6	13.3
Financials	14.5	16.3
Industrials	11.6	11.4
Health Care	10.0	9.3
Utilities	8.2	7.5
Consumer Staples	7.6	5.6
Energy	7.2	8.6
Materials	4.7	4.9
Telecommunication Services	3.6	2.7

Annual Report

Fidelity Mid Cap Enhanced Index Fund

Investments February 28, 2009

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 16.2%
Auto Components - 0.4%
Autoliv, Inc.	1,375	$ 20,460
Fuel Systems Solutions, Inc. (a)	1,535	30,408
		50,868
Automobiles - 0.2%
Ford Motor Co. (a)	15,442	30,884
Diversified Consumer Services - 2.6%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,510	109,475
DeVry, Inc.	1,120	58,184
H&R Block, Inc.	4,520	86,332
ITT Educational Services, Inc. (a)	700	79,450
Service Corp. International	5,025	16,985
Weight Watchers International, Inc.	850	15,385
		365,811
Hotels, Restaurants & Leisure - 2.2%
Brinker International, Inc.	2,000	22,000
International Game Technology	4,000	35,280
Interval Leisure Group, Inc. (a)	4,300	17,200
Scientific Games Corp. Class A (a)	400	4,232
Starbucks Corp. (a)	2,400	21,960
Starwood Hotels & Resorts Worldwide, Inc.	3,300	38,247
Tim Hortons, Inc.	2,330	54,988
Yum! Brands, Inc.	4,570	120,100
		314,007
Household Durables - 1.7%
Centex Corp.	3,000	18,630
D.R. Horton, Inc.	5,710	48,250
Fortune Brands, Inc.	865	20,544
Garmin Ltd.	2,200	37,664
Jarden Corp. (a)	1,300	13,195
Lennar Corp. Class A	4,700	31,396
NVR, Inc. (a)	75	24,958
Tempur-Pedic International, Inc.	6,150	37,761
Whirlpool Corp.	400	8,892
		241,290
Internet & Catalog Retail - 0.2%
Expedia, Inc. (a)	3,430	27,337
Liberty Media Corp. - Interactive Series A (a)	1,040	3,370
		30,707
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	1,600	36,624
Polaris Industries, Inc.	790	14,544
		51,168
Media - 1.8%
Cablevision Systems Corp. - NY Group Class A	600	7,794
CBS Corp. Class B	8,500	36,295
DISH Network Corp. Class A (a)	4,600	51,750

	Shares	Value
Interactive Data Corp.	1,550	$ 35,061
Interpublic Group of Companies, Inc. (a)	9,200	35,052
John Wiley & Sons, Inc. Class A	930	29,193
Liberty Global, Inc. Class A (a)	980	12,025
Liberty Media Corp. - Entertainment Class A (a)	2,000	34,640
McGraw-Hill Companies, Inc.	1,120	22,098
		263,908
Multiline Retail - 1.6%
Big Lots, Inc. (a)	1,964	30,462
JCPenney Co., Inc.	600	9,198
Kohl's Corp. (a)	2,000	70,280
Macy's, Inc.	5,000	39,350
Nordstrom, Inc.	3,000	40,410
Sears Holdings Corp. (a)	1,165	42,825
		232,525
Specialty Retail - 4.0%
Abercrombie & Fitch Co. Class A	710	15,613
Aeropostale, Inc. (a)	1,589	36,849
AutoZone, Inc. (a)	620	88,183
Barnes & Noble, Inc.	660	11,840
Bed Bath & Beyond, Inc. (a)	165	3,515
Gamestop Corp. Class A (a)	2,780	74,838
Gap, Inc.	6,355	68,570
RadioShack Corp.	2,420	17,739
Ross Stores, Inc.	2,250	66,420
Sherwin-Williams Co.	1,510	69,385
TJX Companies, Inc.	2,880	64,138
Williams-Sonoma, Inc.	5,500	48,015
		565,105
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc. (a)	4,535	63,399
Deckers Outdoor Corp. (a)	600	24,762
VF Corp.	1,275	66,173
		154,334
TOTAL CONSUMER DISCRETIONARY		2,300,607
CONSUMER STAPLES - 7.6%
Beverages - 1.3%
Brown-Forman Corp. Class B (non-vtg.)	800	34,384
Coca-Cola Enterprises, Inc.	6,000	68,880
Constellation Brands, Inc. Class A (sub. vtg.) (a)	4,380	57,159
Pepsi Bottling Group, Inc.	1,030	19,055
		179,478
Food & Staples Retailing - 0.9%
BJ's Wholesale Club, Inc. (a)	2,030	60,656
Safeway, Inc.	1,450	26,825
SUPERVALU, Inc.	2,500	39,025
		126,506
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 3.0%
Bunge Ltd.	1,650	$ 77,352
Darling International, Inc. (a)	4,600	19,918
Dean Foods Co. (a)	3,500	71,575
H.J. Heinz Co.	3,390	110,751
Hershey Co.	2,465	83,046
Hormel Foods Corp.	1,000	31,830
McCormick & Co., Inc. (non-vtg.)	1,220	38,247
		432,719
Household Products - 0.7%
Church & Dwight Co., Inc.	1,500	73,380
Clorox Co.	510	24,786
		98,166
Personal Products - 0.7%
Alberto-Culver Co.	1,500	33,210
Avon Products, Inc.	1,805	31,750
Estee Lauder Companies, Inc. Class A	238	5,391
Herbalife Ltd.	2,050	27,962
		98,313
Tobacco - 1.0%
Lorillard, Inc.	1,790	104,608
Reynolds American, Inc.	1,200	40,296
		144,904
TOTAL CONSUMER STAPLES		1,080,086
ENERGY - 7.2%
Energy Equipment & Services - 2.8%
Cameron International Corp. (a)	2,500	48,200
Carbo Ceramics, Inc.	650	22,594
Dresser-Rand Group, Inc. (a)	2,460	51,685
ENSCO International, Inc.	2,800	68,824
FMC Technologies, Inc. (a)	1,600	42,384
IHS, Inc. Class A (a)	1,000	40,730
Nabors Industries Ltd. (a)	245	2,379
Noble Corp.	3,620	89,016
Pride International, Inc. (a)	1,046	18,033
Smith International, Inc.	740	15,895
		399,740
Oil, Gas & Consumable Fuels - 4.4%
Cimarex Energy Co.	1,500	29,475
CONSOL Energy, Inc.	505	13,761
El Paso Corp.	3,150	21,263
Foundation Coal Holdings, Inc.	2,000	32,160
Frontline Ltd. (NY Shares)	850	17,247
Massey Energy Co.	545	6,295
McMoRan Exploration Co. (a)	7,000	32,130
Murphy Oil Corp.	2,000	83,620
Noble Energy, Inc.	1,980	90,169
Range Resources Corp.	250	8,893

	Shares	Value
Southwestern Energy Co. (a)	3,000	$ 86,310
Spectra Energy Corp.	5,400	70,200
Sunoco, Inc.	1,900	63,555
W&T Offshore, Inc.	2,400	19,320
Walter Industries, Inc.	650	11,811
World Fuel Services Corp.	1,412	40,962
		627,171
TOTAL ENERGY		1,026,911
FINANCIALS - 14.5%
Capital Markets - 2.7%
American Capital Ltd.	8,000	10,800
Ameriprise Financial, Inc.	2,400	38,256
Eaton Vance Corp. (non-vtg.)	2,500	43,250
Federated Investors, Inc. Class B (non-vtg.)	3,200	60,352
Investment Technology Group, Inc. (a)	2,100	40,887
Knight Capital Group, Inc. Class A (a)	2,500	43,975
Northern Trust Corp.	1,420	78,881
optionsXpress Holdings, Inc.	1,650	16,286
Raymond James Financial, Inc.	1,920	26,803
T. Rowe Price Group, Inc.	1,000	22,740
		382,230
Commercial Banks - 1.3%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	4,450	40,362
BancorpSouth, Inc.	1,092	20,344
Bank of Hawaii Corp.	1,127	36,109
Cullen/Frost Bankers, Inc.	250	10,760
M&T Bank Corp.	770	28,182
Prosperity Bancshares, Inc.	800	20,416
Southside Bancshares, Inc.	1,945	33,882
		190,055
Diversified Financial Services - 0.4%
The NASDAQ Stock Market, Inc. (a)	2,500	52,250
Insurance - 5.2%
Allied World Assurance Co. Holdings Ltd.	1,500	57,615
American Equity Investment Life Holding Co.	3,500	13,440
American Financial Group, Inc.	2,880	44,813
Amerisafe, Inc. (a)	1,000	14,500
Aon Corp.	1,455	55,639
Arch Capital Group Ltd. (a)	1,195	64,530
Aspen Insurance Holdings Ltd.	1,685	36,716
Assurant, Inc.	1,400	28,560
Axis Capital Holdings Ltd.	2,925	65,462
Cincinnati Financial Corp.	1,250	25,675
Marsh & McLennan Companies, Inc.	1,230	22,054
MBIA, Inc. (a)	11,100	30,414
PartnerRe Ltd.	925	57,258
Progressive Corp.	1,725	19,958
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
RenaissanceRe Holdings Ltd.	915	$ 41,202
Torchmark Corp.	1,845	38,007
Transatlantic Holdings, Inc.	760	22,853
Unum Group	3,650	37,157
W.R. Berkley Corp.	3,002	62,472
		738,325
Real Estate Investment Trusts - 4.3%
Alexandria Real Estate Equities, Inc.	800	31,968
AMB Property Corp. (SBI)	580	6,908
Annaly Capital Management, Inc.	7,200	100,080
Boston Properties, Inc.	780	28,930
Chimera Investment Corp.	7,500	22,425
Digital Realty Trust, Inc.	750	22,418
Duke Realty LP	980	6,762
Equity Residential (SBI)	300	5,280
Hospitality Properties Trust (SBI)	2,705	30,837
Host Hotels & Resorts, Inc.	2,530	9,361
HRPT Properties Trust (SBI)	11,665	37,678
Kimco Realty Corp.	291	2,575
Liberty Property Trust (SBI)	2,600	47,502
National Retail Properties, Inc.	1,290	18,537
Nationwide Health Properties, Inc.	1,940	39,304
NorthStar Realty Finance Corp.	6,860	13,994
Plum Creek Timber Co., Inc.	1,950	51,149
ProLogis Trust	3,865	22,378
Public Storage	450	24,966
Regency Centers Corp.	425	11,467
SL Green Realty Corp.	1,680	19,522
The Macerich Co.	2,800	31,976
Vornado Realty Trust	760	24,875
		610,892
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	500	9,960
Thrifts & Mortgage Finance - 0.5%
Hudson City Bancorp, Inc.	6,350	65,850
New York Community Bancorp, Inc.	1,400	13,790
		79,640
TOTAL FINANCIALS		2,063,352
HEALTH CARE - 10.0%
Biotechnology - 1.1%
Alexion Pharmaceuticals, Inc. (a)	750	25,650
Biogen Idec, Inc. (a)	600	27,624
Cubist Pharmaceuticals, Inc. (a)	2,645	37,585
Martek Biosciences	1,850	34,651
OSI Pharmaceuticals, Inc. (a)	1,000	34,100
		159,610
Health Care Equipment & Supplies - 2.9%
C.R. Bard, Inc.	1,050	84,273

	Shares	Value
DENTSPLY International, Inc.	1,360	$ 31,443
Edwards Lifesciences Corp. (a)	1,200	66,732
Kinetic Concepts, Inc. (a)	1,300	28,314
Masimo Corp. (a)	1,275	31,862
St. Jude Medical, Inc. (a)	3,170	105,117
Varian Medical Systems, Inc. (a)	2,000	61,020
		408,761
Health Care Providers & Services - 4.0%
AMERIGROUP Corp. (a)	1,340	33,205
AmerisourceBergen Corp.	2,610	82,894
Express Scripts, Inc. (a)	2,300	115,690
Humana, Inc. (a)	2,300	54,441
Laboratory Corp. of America Holdings (a)	1,490	81,965
Lincare Holdings, Inc. (a)	2,575	54,255
Owens & Minor, Inc.	1,400	47,194
Quest Diagnostics, Inc.	2,080	95,326
		564,970
Life Sciences Tools & Services - 0.8%
Dionex Corp. (a)	775	36,262
Life Technologies Corp. (a)	2,900	84,535
		120,797
Pharmaceuticals - 1.2%
Allergan, Inc.	1,160	44,938
Endo Pharmaceuticals Holdings, Inc. (a)	2,700	51,246
Forest Laboratories, Inc. (a)	1,800	38,592
Warner Chilcott Ltd. (a)	3,400	36,890
		171,666
TOTAL HEALTH CARE		1,425,804
INDUSTRIALS - 11.6%
Aerospace & Defense - 1.9%
Goodrich Corp.	1,650	54,681
L-3 Communications Holdings, Inc.	1,580	106,887
Precision Castparts Corp.	1,350	74,831
Rockwell Collins, Inc.	360	11,232
TransDigm Group, Inc. (a)	750	26,505
		274,136
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	1,700	70,346
Expeditors International of Washington, Inc.	2,190	60,335
		130,681
Airlines - 0.5%
Republic Airways Holdings, Inc. (a)	2,000	13,840
Southwest Airlines Co.	9,170	54,011
		67,851
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.6%
Lennox International, Inc.	1,845	$ 47,786
Masco Corp.	6,500	33,475
		81,261
Commercial Services & Supplies - 1.8%
Comfort Systems USA, Inc.	1,805	17,184
Covanta Holding Corp. (a)	3,324	50,625
Deluxe Corp.	1,700	13,124
Herman Miller, Inc.	1,800	18,144
Pitney Bowes, Inc.	2,750	53,048
R.R. Donnelley & Sons Co.	1,980	15,424
Republic Services, Inc.	800	15,920
Stericycle, Inc. (a)	1,375	65,973
		249,442
Construction & Engineering - 1.2%
EMCOR Group, Inc. (a)	2,220	34,210
Fluor Corp.	1,825	60,681
Foster Wheeler AG (a)	2,435	36,622
Jacobs Engineering Group, Inc. (a)	111	3,745
KBR, Inc.	579	7,295
MasTec, Inc. (a)	3,000	28,380
		170,933
Electrical Equipment - 0.8%
Cooper Industries Ltd. Class A	1,490	31,424
Hubbell, Inc. Class B	670	17,634
Roper Industries, Inc.	870	35,975
Thomas & Betts Corp. (a)	990	22,681
		107,714
Industrial Conglomerates - 0.4%
McDermott International, Inc. (a)	4,610	54,352
Machinery - 2.6%
Cummins, Inc.	390	8,112
Dover Corp.	1,660	41,400
Eaton Corp.	820	29,643
Flowserve Corp.	1,150	58,041
Gardner Denver, Inc. (a)	1,400	26,488
ITT Corp.	1,800	67,230
Joy Global, Inc.	1,500	26,190
Manitowoc Co., Inc.	3,700	15,170
Pall Corp.	1,750	41,598
Parker Hannifin Corp.	1,865	62,235
		376,107
Professional Services - 0.3%
FTI Consulting, Inc. (a)	400	14,616
Manpower, Inc.	1,250	34,850
		49,466
Road & Rail - 0.2%
CSX Corp.	920	22,706

	Shares	Value
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	2,500	$ 27,425
W.W. Grainger, Inc.	500	33,080
		60,505
TOTAL INDUSTRIALS		1,645,154
INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 1.2%
Harris Corp.	2,200	82,016
Juniper Networks, Inc. (a)	4,345	61,742
Tellabs, Inc. (a)	8,200	31,160
		174,918
Computers & Peripherals - 1.4%
Lexmark International, Inc. Class A (a)	2,300	39,422
NetApp, Inc. (a)	3,750	50,400
Sun Microsystems, Inc. (a)	5,000	23,400
Teradata Corp. (a)	2,450	37,877
Western Digital Corp. (a)	4,000	54,640
		205,739
Electronic Equipment & Components - 0.9%
Agilent Technologies, Inc. (a)	1,945	26,977
Arrow Electronics, Inc. (a)	1,850	30,766
Avnet, Inc. (a)	2,500	43,175
Mettler-Toledo International, Inc. (a)	615	32,786
		133,704
Internet Software & Services - 0.2%
IAC/InterActiveCorp (a)	2,280	34,040
IT Services - 3.8%
Affiliated Computer Services, Inc. Class A (a)	1,700	79,271
Alliance Data Systems Corp. (a)	1,700	50,320
Computer Sciences Corp. (a)	1,960	68,090
Fidelity National Information Services, Inc.	2,750	48,125
Fiserv, Inc. (a)	2,030	66,219
Hewitt Associates, Inc. Class A (a)	2,255	66,523
MasterCard, Inc. Class A	135	21,334
Metavante Holding Co. (a)	3,135	52,699
Paychex, Inc.	900	19,854
SAIC, Inc. (a)	3,300	62,403
		534,838
Office Electronics - 0.2%
Xerox Corp.	4,190	21,704
Semiconductors & Semiconductor Equipment - 3.1%
Altera Corp.	3,170	48,596
Amkor Technology, Inc. (a)	10,100	17,271
Broadcom Corp. Class A (a)	3,240	53,298
Cree, Inc. (a)	2,500	49,100
Integrated Device Technology, Inc. (a)	2,815	12,611
Linear Technology Corp.	1,845	40,221
Marvell Technology Group Ltd. (a)	9,000	67,590
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MEMC Electronic Materials, Inc. (a)	570	$ 8,556
Microchip Technology, Inc.	1,950	36,602
Micron Technology, Inc. (a)	9,500	30,590
National Semiconductor Corp.	2,635	28,722
Xilinx, Inc.	2,800	49,504
		442,661
Software - 3.8%
Activision Blizzard, Inc. (a)	2,000	20,060
Autodesk, Inc. (a)	1,849	23,464
BMC Software, Inc. (a)	3,100	91,853
CA, Inc.	5,570	94,412
Cadence Design Systems, Inc. (a)	3,640	15,288
Compuware Corp. (a)	4,000	23,640
Intuit, Inc. (a)	1,810	41,250
Jack Henry & Associates, Inc.	2,210	35,205
Net 1 UEPS Technologies, Inc. (a)	1,652	23,904
Red Hat, Inc. (a)	4,120	56,403
Salesforce.com, Inc. (a)	1,300	36,400
Sybase, Inc. (a)	1,300	35,334
Synopsys, Inc. (a)	1,960	36,515
		533,728
TOTAL INFORMATION TECHNOLOGY		2,081,332
MATERIALS - 4.7%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	420	19,425
Celanese Corp. Class A	1,150	9,821
FMC Corp.	1,125	45,484
RPM International, Inc.	2,820	30,569
Sigma Aldrich Corp.	1,530	54,621
Terra Industries, Inc.	2,110	54,417
The Scotts Miracle-Gro Co. Class A	1,930	53,905
		268,242
Containers & Packaging - 1.8%
Ball Corp.	1,700	68,493
Bemis Co., Inc.	1,900	35,283
Owens-Illinois, Inc. (a)	2,220	34,232
Pactiv Corp. (a)	3,435	54,376
Rock-Tenn Co. Class A	1,545	42,657
Sonoco Products Co.	1,226	23,625
		258,666
Metals & Mining - 0.9%
Carpenter Technology Corp.	1,800	24,660
Compass Minerals International, Inc.	900	46,998
Reliance Steel & Aluminum Co.	2,020	48,056
		119,714

	Shares	Value
Paper & Forest Products - 0.1%
International Paper Co.	1,000	$ 5,690
Weyerhaeuser Co.	425	10,268
		15,958
TOTAL MATERIALS		662,580
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.2%
CenturyTel, Inc.	2,845	74,909
Cincinnati Bell, Inc. (a)	14,630	24,286
Embarq Corp.	2,650	92,671
Qwest Communications International, Inc.	17,270	58,545
Windstream Corp.	7,800	58,188
		308,599
Wireless Telecommunication Services - 1.4%
American Tower Corp. Class A (a)	4,480	130,458
Crown Castle International Corp. (a)	2,400	42,096
Telephone & Data Systems, Inc.	690	20,355
U.S. Cellular Corp. (a)	405	13,932
		206,841
TOTAL TELECOMMUNICATION SERVICES		515,440
UTILITIES - 8.2%
Electric Utilities - 2.5%
American Electric Power Co., Inc.	3,640	102,102
DPL, Inc.	1,977	39,738
Edison International	2,980	81,116
IDACORP, Inc.	1,150	27,991
NV Energy, Inc.	3,400	31,518
Pepco Holdings, Inc.	1,720	25,800
PPL Corp.	870	24,264
Progress Energy, Inc.	870	30,815
		363,344
Gas Utilities - 0.7%
Energen Corp.	840	22,512
National Fuel Gas Co. New Jersey	1,100	33,341
UGI Corp.	1,700	40,783
		96,636
Independent Power Producers & Energy Traders - 1.2%
AES Corp. (a)	10,200	64,260
Constellation Energy Group, Inc.	630	12,449
Mirant Corp. (a)	1,300	15,899
NRG Energy, Inc. (a)	4,070	76,923
		169,531
Multi-Utilities - 3.8%
Alliant Energy Corp.	2,190	50,655
CenterPoint Energy, Inc.	6,350	65,532
CMS Energy Corp.	2,890	31,963
Consolidated Edison, Inc.	2,470	89,439
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
DTE Energy Co.	2,400	$ 64,248
PG&E Corp.	1,700	64,974
Sempra Energy	2,260	93,948
TECO Energy, Inc.	3,200	30,688
Xcel Energy, Inc.	2,750	48,772
		540,219
TOTAL UTILITIES		1,169,730
TOTAL COMMON STOCKS (Cost $19,587,746)		13,970,996
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% to 1.5% 4/9/09 (c) (Cost $59,943)	$ 60,000	59,989
Money Market Funds - 2.4%
Shares
Dreyfus Cash Management Institutional Shares, 1.85% (b) (Cost $340,673)	340,673	340,673
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $19,988,362)	14,371,658
NET OTHER ASSETS - (1.0)%	(136,266)
NET ASSETS - 100%	$ 14,235,392
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
5 CME E-mini S&P Midcap 400 Index Contracts	March 2009	$ 224,450	$ (9,614)

The face value of futures purchased as a percentage of net assets - 1.6%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $59,989.
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 14,371,658	$ 14,311,669	$ 59,989	$ -
Other Financial Instruments*	$ (9,614)	$ (9,614)	$ -	$ -
* Other financial instruments include Futures Contracts.
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $419,790 all of which will expire on February 28, 2017.

The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $1,426,116 of losses recognized during the period November 1, 2008 to February 28, 2009, to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $19,988,362)		$ 14,371,658
Cash		16,850
Receivable for investments sold		70,235
Receivable for fund shares sold		65,629
Dividends receivable		32,624
Interest receivable		242
Total assets		14,557,238

Liabilities
Payable for investments purchased	$ 260,921
Payable for fund shares redeemed	49,622
Accrued management fee	5,822
Payable for daily variation on futures contracts	3,540
Other affiliated payables	1,941
Total liabilities		321,846

Net Assets		$ 14,235,392
Net Assets consist of:
Paid in capital		$ 21,750,609
Undistributed net investment income		30,346
Accumulated undistributed net realized gain (loss) on investments		(1,919,245)
Net unrealized appreciation (depreciation) on investments		(5,626,318)
Net Assets, for 2,777,889 shares outstanding		$ 14,235,392
Net Asset Value, offering price and redemption price per share ($14,235,392 ÷ 2,777,889 shares)		$ 5.12

Statement of Operations

	Year ended February 28, 2009

Investment Income
Dividends		$ 202,154
Interest		10,512
Total income		212,666

Expenses
Management fee	$ 47,470
Transfer agent fees	15,962
Independent trustees' compensation	947
Total expenses before reductions	64,379
Expense reductions	(21)	64,358
Net investment income (loss)		148,308
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,740,685)
Futures contracts	(165,109)
Total net realized gain (loss)		(1,905,794)
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,182,372)
Futures contracts	(9,614)
Total change in net unrealized appreciation (depreciation)		(5,191,986)
Net gain (loss)		(7,097,780)
Net increase (decrease) in net assets resulting from operations		$ (6,949,472)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2009	For the period December 20, 2007 (commencement of operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 148,308	$ 12,807
Net realized gain (loss)	(1,905,794)	(12,365)
Change in net unrealized appreciation (depreciation)	(5,191,986)	(434,332)
Net increase (decrease) in net assets resulting from operations	(6,949,472)	(433,890)
Distributions to shareholders from net investment income	(131,855)	-
Share transactions Proceeds from sales of shares	22,132,191	6,410,673
Reinvestment of distributions	124,856	-
Cost of shares redeemed	(6,916,010)	(9,623)
Net increase (decrease) in net assets resulting from share transactions	15,341,037	6,401,050
Redemption fees	8,450	72
Total increase (decrease) in net assets	8,268,160	5,967,232

Net Assets
Beginning of period	5,967,232	-
End of period (including undistributed net investment income of $30,346 and undistributed net investment income of $12,807, respectively)	$ 14,235,392	$ 5,967,232
Other Information Shares
Sold	3,149,005	652,156
Issued in reinvestment of distributions	20,672	-
Redeemed	(1,042,897)	(1,047)
Net increase (decrease)	2,126,780	651,109

Financial Highlights

Years ended February 28,

2009

2008 E, G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.02
Net realized and unrealized gain (loss)	(4.07)	(.86)
Total from investment operations	(3.97)	(.84)
Distributions from net investment income	(.08)	-
Redemption fees added to paid in capital D	.01	- H
Net asset value, end of period	$ 5.12	$ 9.16
Total Return B, C	(43.40)%	(8.40)%
Ratios to Average Net Assets F
Expenses before reductions	.60%	.60% A
Expenses net of fee waivers, if any	.60%	.60% A
Expenses net of all reductions	.60%	.60% A
Net investment income (loss)	1.39%	1.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,235	$ 5,967
Portfolio turnover rate	140%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2007 (commencement of operations) to February 29, 2008.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the year ended February 29.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Small Cap Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2009	Past 1 year	Life of Fund A
Small Cap Enhanced Index Fund	-41.94%	-41.75%

A From December 20, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Small Cap Enhanced Index Fund on December 20, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Fidelity Small Cap Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: The U.S. equity markets took it squarely on the chin during the 12 months ending February 28, 2009, battered by global recessionary fears, drum-tight credit markets and the rapid flight of capital away from risk and toward the investment sidelines. Stocks had performed reasonably well up until late last summer, in spite of high energy costs and slowing global economic growth. But beginning in September 2008, a succession of large financial institutions either collapsed, or came close to failing, as they struggled under the weight of toxic, asset-backed securities, which sent the equity markets into a turbulent downward spiral. Even as the federal government began a series of aggressive interventions to rescue the troubled financial services industry and to shore up deteriorating economic conditions, investors remained skittish and the equity markets' sell-off continued. The Standard & Poor's 500SM Index fell 43.32% for the year overall and lost more than 17% in value during the December-February time frame alone. All 10 of the S&P 500®'s market sectors landed deep in negative territory for the 12-month span. Meanwhile, the blue-chip Dow Jones Industrial AverageSM fell by a comparable 40.58% mark, and the small-cap-oriented Russell 2000® Index declined 42.38%. Elsewhere, the technology-heavy NASDAQ Composite® Index dropped 38.77%.

Comments from Jeffrey Adams, who oversees Fidelity® Small Cap Enhanced Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC: For the year ending February 28, 2009, the fund declined 41.94%, outpacing the benchmark Russell 2000 Index. The biggest negative came from stock selection in the health care and information technology sectors. The fund's underweighting in the utilities sector detracted as well. On the positive side, stock selection in materials and consumer discretionary added to results, while the fund's modest consumer discretionary underweighting also helped. Our biggest individual contributor was DVD-by-mail rental company Netflix, whose surprisingly healthy profits resulted in strong stock performance. The fund also benefited from its positions in mortgage-servicing company Ocwen Financial and coal producer Alpha Natural Resources. In contrast, our biggest detractor was Oriental Financial Group, a Puerto Rico-based financial services company that revised its earnings forecast below Wall Street analysts' expectations. In the energy sector, the fund was hampered by its positioning in independent oil and gas producer Petrohawk Energy and energy producer McMoRan Exploration. Underexposure to strong-performing drug-development company Myriad Genetics detracted as well. Neither Alpha Natural Resources nor Petrohawk Energy was in the portfolio at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Small Cap Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Ralcorp Holdings, Inc.	0.9	0.7
Sybase, Inc.	0.7	0.6
Watson Wyatt Worldwide, Inc. Class A	0.7	0.6
Netflix, Inc.	0.7	0.4
Knight Capital Group, Inc. Class A	0.7	0.3
Aeropostale, Inc.	0.6	0.6
Flowers Foods, Inc.	0.6	0.5
OSI Pharmaceuticals, Inc.	0.6	0.5
Rock-Tenn Co. Class A	0.6	0.4
WGL Holdings, Inc.	0.6	0.3
	6.7
Market Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.2	17.2
Information Technology	17.2	16.4
Health Care	15.2	12.8
Industrials	14.2	17.5
Consumer Discretionary	11.6	11.0
Consumer Staples	4.5	3.6
Materials	3.9	4.3
Energy	3.9	6.2
Utilities	3.8	2.3
Telecommunication Services	2.3	2.2

Annual Report

Fidelity Small Cap Enhanced Index Fund

Investments February 28, 2009

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.4%
Cooper Tire & Rubber Co.	2,445	$ 11,125
Fuel Systems Solutions, Inc. (a)	7,280	144,217
Stoneridge, Inc. (a)	25,400	46,228
Superior Industries International, Inc.	2,660	27,105
		228,675
Diversified Consumer Services - 1.7%
American Public Education, Inc. (a)	5,450	203,558
DeVry, Inc.	4,000	207,800
Jackson Hewitt Tax Service, Inc.	16,800	125,664
Regis Corp.	11,500	144,900
Sotheby's Class A (ltd. vtg.)	4,490	30,128
Stewart Enterprises, Inc. Class A	27,955	64,856
Strayer Education, Inc.	1,130	191,818
		968,724
Hotels, Restaurants & Leisure - 2.2%
Bally Technologies, Inc. (a)	12,750	237,150
Bob Evans Farms, Inc.	13,125	242,419
Buffalo Wild Wings, Inc. (a)	5,680	175,342
Denny's Corp. (a)	85,070	136,112
Domino's Pizza, Inc. (a)	18,000	122,940
Jack in the Box, Inc. (a)	2,625	51,030
Papa John's International, Inc. (a)	12,840	284,406
Speedway Motorsports, Inc.	996	11,823
		1,261,222
Household Durables - 0.3%
Blyth, Inc.	4,500	91,845
Furniture Brands International, Inc.	19,900	27,064
Universal Electronics, Inc. (a)	5,415	84,312
		203,221
Internet & Catalog Retail - 0.9%
Netflix, Inc. (a)	10,585	382,542
NutriSystem, Inc.	9,220	118,938
		501,480
Leisure Equipment & Products - 0.4%
JAKKS Pacific, Inc. (a)	9,000	114,030
Polaris Industries, Inc.	6,625	121,966
		235,996
Media - 1.0%
Belo Corp. Series A	19,750	15,800
Cox Radio, Inc. Class A (a)	16,000	86,080
Interactive Data Corp.	12,510	282,976
Marvel Entertainment, Inc. (a)	6,215	160,720
Sinclair Broadcast Group, Inc. Class A	34,100	38,192
		583,768
Specialty Retail - 3.8%
Aeropostale, Inc. (a)	16,300	377,997
Christopher & Banks Corp.	18,120	70,487
Dress Barn, Inc. (a)	15,020	148,998

	Shares	Value
Finish Line, Inc. Class A	28,100	$ 116,615
Genesco, Inc. (a)	14,110	201,773
Gymboree Corp. (a)	8,830	227,108
Hot Topic, Inc. (a)	15,000	133,200
Jo-Ann Stores, Inc. (a)	13,615	163,925
Midas, Inc. (a)	8,790	64,607
Talbots, Inc.	39,500	100,330
The Buckle, Inc.	6,255	148,431
Tractor Supply Co. (a)	6,725	210,089
Wet Seal, Inc. Class A (a)	83,040	207,600
		2,171,160
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. (a)	2,950	121,747
FGX International Ltd. (a)	11,000	93,280
Fossil, Inc. (a)	10,935	138,000
Maidenform Brands, Inc. (a)	14,075	122,875
Quiksilver, Inc. (a)	13,518	16,898
		492,800
TOTAL CONSUMER DISCRETIONARY		6,647,046
CONSUMER STAPLES - 4.5%
Food & Staples Retailing - 0.9%
Casey's General Stores, Inc.	13,700	272,767
Nash-Finch Co.	7,230	251,893
		524,660
Food Products - 2.8%
American Dairy, Inc. (a)	8,000	92,080
Calavo Growers, Inc.	7,500	88,950
Darling International, Inc. (a)	35,100	151,983
Diamond Foods, Inc.	5,250	112,613
Flowers Foods, Inc.	16,120	359,637
Ralcorp Holdings, Inc. (a)	8,200	496,920
TreeHouse Foods, Inc. (a)	11,190	298,661
		1,600,844
Personal Products - 0.8%
Chattem, Inc. (a)	5,210	330,470
Prestige Brands Holdings, Inc. (a)	21,450	117,332
		447,802
TOTAL CONSUMER STAPLES		2,573,306
ENERGY - 3.9%
Energy Equipment & Services - 1.2%
Carbo Ceramics, Inc.	5,500	191,180
Gulfmark Offshore, Inc. (a)	6,000	125,340
IHS, Inc. Class A (a)	3,280	133,594
Newpark Resources, Inc. (a)	26,785	79,551
T-3 Energy Services, Inc. (a)	1,510	16,625
Trico Marine Services, Inc. (a)	15,050	49,214
Willbros Group, Inc. (a)	12,500	89,750
		685,254
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.7%
Berry Petroleum Co. Class A	10,000	$ 66,500
Concho Resources, Inc. (a)	8,970	178,952
Endeavor International Corp. (a)	38,930	28,030
Gran Tierra Energy, Inc. (a)	35,593	82,576
Knightsbridge Tankers Ltd.	11,000	144,870
Mariner Energy, Inc. (a)	2,810	25,993
McMoRan Exploration Co. (a)	25,400	116,586
Nordic American Tanker Shipping Ltd.	7,270	185,603
Stone Energy Corp. (a)	13,390	53,024
Swift Energy Co. (a)	3,449	24,798
Teekay Tankers Ltd.	20,400	234,600
Vaalco Energy, Inc. (a)	21,000	119,700
Western Refining, Inc.	10,000	113,500
World Fuel Services Corp.	5,500	159,555
		1,534,287
TOTAL ENERGY		2,219,541
FINANCIALS - 19.2%
Capital Markets - 2.3%
Apollo Investment Corp.	5,160	21,311
BlackRock Kelso Capital Corp.	18,060	67,725
Hercules Technology Growth Capital, Inc.	24,100	104,353
Knight Capital Group, Inc. Class A (a)	21,500	378,185
MVC Capital, Inc.	21,100	167,745
optionsXpress Holdings, Inc.	15,245	150,468
Patriot Capital Funding, Inc.	10,690	19,242
PennantPark Investment Corp.	22,120	66,360
Penson Worldwide, Inc. (a)	14,880	71,424
Prospect Capital Corp.	26,000	210,340
Waddell & Reed Financial, Inc. Class A	3,670	51,820
		1,308,973
Commercial Banks - 6.1%
Community Bank System, Inc.	14,740	252,201
Community Trust Bancorp, Inc.	133	3,446
First Bancorp, Puerto Rico	27,400	113,984
First Financial Bancorp, Ohio	10,610	81,591
First Financial Bankshares, Inc.	6,020	258,980
Glacier Bancorp, Inc.	11,640	179,140
Green Bankshares, Inc.	4,666	33,362
Home Bancshares, Inc.	10,655	194,987
Lakeland Financial Corp.	5,755	100,425
MainSource Financial Group, Inc.	10,115	56,543
National Penn Bancshares, Inc.	23,705	175,654
Old Second Bancorp, Inc.	8,090	49,268
Oriental Financial Group, Inc.	23,500	41,125
Pacific Capital Bancorp	19,130	138,501
Pennsylvania Communication Bancorp, Inc. (a)	8,600	125,990

	Shares	Value
Prosperity Bancshares, Inc.	9,140	$ 233,253
Renasant Corp.	8,100	87,237
S&T Bancorp, Inc.	10,280	233,253
Santander Bancorp	20,900	184,338
Signature Bank, New York (a)	5,500	137,555
Smithtown Bancorp, Inc.	7,940	88,769
Suffolk Bancorp	7,380	191,954
SVB Financial Group (a)	4,830	78,971
Tompkins Financial Corp.	5,300	212,000
Virginia Commerce Bancorp, Inc.	15,200	60,648
WesBanco, Inc.	10,485	185,899
		3,499,074
Consumer Finance - 0.4%
Dollar Financial Corp. (a)	14,500	88,160
EZCORP, Inc. (non-vtg.) Class A (a)	15,250	156,770
		244,930
Diversified Financial Services - 0.1%
Encore Capital Group, Inc. (a)	14,115	56,037
Insurance - 4.0%
Amerisafe, Inc. (a)	15,900	230,550
Aspen Insurance Holdings Ltd.	14,550	317,045
Assured Guaranty Ltd.	15,990	70,676
FBL Financial Group, Inc. Class A	2,780	8,423
Harleysville Group, Inc.	6,180	183,917
IPC Holdings Ltd.	8,050	204,551
Maiden Holdings Ltd.	54,025	240,952
Max Capital Group Ltd.	2,420	39,930
Navigators Group, Inc. (a)	5,200	271,596
Platinum Underwriters Holdings Ltd.	9,940	278,718
RLI Corp.	5,475	268,166
SeaBright Insurance Holdings, Inc. (a)	18,580	180,598
		2,295,122
Real Estate Investment Trusts - 5.1%
Alexandria Real Estate Equities, Inc.	1,120	44,755
American Campus Communities, Inc.	6,000	102,720
Ashford Hospitality Trust, Inc.	32,615	32,615
BioMed Realty Trust, Inc.	20,700	176,571
Capstead Mortgage Corp.	26,250	263,025
Digital Realty Trust, Inc.	4,310	128,826
Extra Space Storage, Inc.	23,930	150,041
First Industrial Realty Trust, Inc.	3,730	8,243
Hatteras Financial Corp.	7,780	185,553
Highwoods Properties, Inc. (SBI)	12,600	238,014
Home Properties, Inc.	3,000	79,620
LaSalle Hotel Properties (SBI)	11,020	58,626
Lexington Corporate Properties Trust	25,320	81,530
Mission West Properties, Inc.	7,270	51,399
National Retail Properties, Inc.	18,660	268,144
Nationwide Health Properties, Inc.	7,000	141,820
NorthStar Realty Finance Corp.	40,610	82,844
Omega Healthcare Investors, Inc.	21,570	283,214
Parkway Properties, Inc.	5,420	63,035
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Pennsylvania Real Estate Investment Trust (SBI)	13,000	$ 39,650
PS Business Parks, Inc.	3,925	135,020
Realty Income Corp.	12,400	217,372
Senior Housing Properties Trust (SBI)	3,741	47,211
Sunstone Hotel Investors, Inc.	29,163	63,867
		2,943,715
Thrifts & Mortgage Finance - 1.2%
ESSA Bancorp, Inc.	4,400	52,844
Flushing Financial Corp.	3,130	19,218
Ocwen Financial Corp. (a)	27,650	252,445
Provident Financial Services, Inc.	19,080	178,207
United Financial Bancorp, Inc.	10,180	131,017
WSFS Financial Corp.	3,475	76,763
		710,494
TOTAL FINANCIALS		11,058,345
HEALTH CARE - 15.2%
Biotechnology - 4.3%
Alexion Pharmaceuticals, Inc. (a)	3,610	123,462
Allos Therapeutics, Inc. (a)	13,000	73,320
Alnylam Pharmaceuticals, Inc. (a)	14,705	271,160
ARIAD Pharmaceuticals, Inc. (a)	87,160	96,748
Cubist Pharmaceuticals, Inc. (a)	10,200	144,942
Dendreon Corp. (a)	16,000	48,800
GTx, Inc. (a)	6,000	55,860
Idera Pharmaceuticals, Inc. (a)	16,000	89,280
Isis Pharmaceuticals, Inc. (a)	24,500	315,070
Ligand Pharmaceuticals, Inc. Class B (a)	20,500	55,555
Martek Biosciences	7,655	143,378
Medarex, Inc. (a)	3,600	14,076
Momenta Pharmaceuticals, Inc. (a)	14,500	139,200
Myriad Genetics, Inc. (a)	2,500	197,125
ONYX Pharmaceuticals, Inc. (a)	1,080	32,389
OSI Pharmaceuticals, Inc. (a)	10,200	347,820
PDL BioPharma, Inc.	8,000	46,960
Regeneron Pharmaceuticals, Inc. (a)	8,935	127,324
Synta Pharmaceuticals Corp. (a)	22,275	30,294
Theravance, Inc. (a)	4,500	62,730
United Therapeutics Corp. (a)	885	59,392
		2,474,885
Health Care Equipment & Supplies - 3.6%
American Medical Systems Holdings, Inc. (a)	17,060	176,571
Cardiac Science Corp. (a)	23,700	86,268
CONMED Corp. (a)	5,890	80,045
Cryolife, Inc. (a)	17,500	88,375
Invacare Corp.	12,640	202,746
Masimo Corp. (a)	13,040	325,870

	Shares	Value
Meridian Bioscience, Inc.	12,720	$ 255,163
Merit Medical Systems, Inc. (a)	18,000	200,520
Quidel Corp. (a)	17,600	194,304
Somanetics Corp. (a)	14,830	180,778
Steris Corp.	11,920	274,875
		2,065,515
Health Care Providers & Services - 5.3%
Amedisys, Inc. (a)	4,740	155,045
AMERIGROUP Corp. (a)	5,645	139,883
AMN Healthcare Services, Inc. (a)	23,630	153,831
AmSurg Corp. (a)	10,320	161,198
Centene Corp. (a)	14,100	239,418
Chemed Corp.	6,515	259,362
Cross Country Healthcare, Inc. (a)	14,500	107,300
Gentiva Health Services, Inc. (a)	4,500	77,985
Hanger Orthopedic Group, Inc. (a)	10,380	138,054
HealthSouth Corp. (a)	30,000	235,500
Magellan Health Services, Inc. (a)	7,600	252,016
Molina Healthcare, Inc. (a)	11,400	213,522
NightHawk Radiology Holdings, Inc. (a)	29,100	77,406
Owens & Minor, Inc.	8,940	301,367
PharMerica Corp. (a)	15,350	257,573
RehabCare Group, Inc. (a)	15,585	228,009
Skilled Healthcare Group, Inc.	5,000	42,350
		3,039,819
Life Sciences Tools & Services - 0.8%
Albany Molecular Research, Inc. (a)	7,040	61,037
Bio-Rad Laboratories, Inc. Class A (a)	2,460	137,022
Dionex Corp. (a)	5,700	266,703
		464,762
Pharmaceuticals - 1.2%
Adolor Corp. (a)	30,210	60,420
DepoMed, Inc. (a)	62,330	109,078
Medicines Co. (a)	11,180	137,179
Medicis Pharmaceutical Corp. Class A	12,000	135,360
Noven Pharmaceuticals, Inc. (a)	16,300	132,519
ViroPharma, Inc. (a)	24,715	102,567
XenoPort, Inc. (a)	75	1,567
		678,690
TOTAL HEALTH CARE		8,723,671
INDUSTRIALS - 14.2%
Aerospace & Defense - 2.4%
Ceradyne, Inc. (a)	1,043	17,898
Cubic Corp.	9,250	241,055
Curtiss-Wright Corp.	872	23,186
Ducommun, Inc.	10,000	127,200
Esterline Technologies Corp. (a)	7,700	195,118
Hexcel Corp. (a)	4,705	29,218
Stanley, Inc. (a)	7,000	217,070
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Teledyne Technologies, Inc. (a)	8,000	$ 183,280
TransDigm Group, Inc. (a)	9,600	339,264
		1,373,289
Air Freight & Logistics - 0.4%
Hub Group, Inc. Class A (a)	11,670	209,593
Pacer International, Inc.	15,880	46,528
		256,121
Airlines - 0.2%
SkyWest, Inc.	14,420	147,661
Building Products - 0.7%
Aaon, Inc.	9,000	139,680
Gibraltar Industries, Inc.	18,520	121,491
Insteel Industries, Inc.	20,550	129,465
		390,636
Commercial Services & Supplies - 1.3%
ATC Technology Corp. (a)	13,925	144,959
Cenveo, Inc. (a)	37,950	108,158
Comfort Systems USA, Inc.	24,540	233,621
Deluxe Corp.	15,300	118,116
Knoll, Inc.	21,180	139,788
		744,642
Construction & Engineering - 1.2%
EMCOR Group, Inc. (a)	15,210	234,386
MasTec, Inc. (a)	22,210	210,107
Michael Baker Corp. (a)	5,205	166,612
Sterling Construction Co., Inc. (a)	4,000	59,760
		670,865
Electrical Equipment - 1.7%
Acuity Brands, Inc.	6,310	144,625
Belden, Inc.	8,780	93,683
Brady Corp. Class A	9,525	163,163
Encore Wire Corp.	7,614	137,052
GrafTech International Ltd. (a)	28,320	160,008
Ultralife Corp. (a)	5,000	36,850
Woodward Governor Co.	12,820	220,760
		956,141
Machinery - 2.8%
Actuant Corp. Class A	9,470	97,446
Chart Industries, Inc. (a)	11,000	70,620
CIRCOR International, Inc.	8,785	195,291
Columbus McKinnon Corp. (NY Shares) (a)	13,670	119,886
Gorman-Rupp Co.	1,460	25,827
Graham Corp.	8,385	68,757
Middleby Corp. (a)	5,360	116,580
Nordson Corp.	5,930	147,657
Robbins & Myers, Inc.	13,600	219,368
Valmont Industries, Inc.	1,730	75,359

	Shares	Value
Wabtec Corp.	10,680	$ 285,797
Watts Water Technologies, Inc. Class A	10,800	183,276
		1,605,864
Marine - 0.1%
Horizon Lines, Inc. Class A	11,370	38,658
Professional Services - 2.1%
Administaff, Inc.	5,420	105,473
Comsys IT Partners, Inc. (a)	22,600	57,404
Heidrick & Struggles International, Inc.	7,490	120,140
ICF International, Inc. (a)	4,000	95,960
Korn/Ferry International (a)	6,690	61,816
MPS Group, Inc. (a)	16,450	81,757
Navigant Consulting, Inc. (a)	14,600	189,362
On Assignment, Inc. (a)	40,200	94,872
Watson Wyatt Worldwide, Inc. Class A	7,900	387,969
		1,194,753
Road & Rail - 0.6%
Arkansas Best Corp.	8,430	146,851
Werner Enterprises, Inc.	15,425	210,089
		356,940
Trading Companies & Distributors - 0.7%
Applied Industrial Technologies, Inc.	10,680	172,162
Beacon Roofing Supply, Inc. (a)	22,700	249,019
		421,181
TOTAL INDUSTRIALS		8,156,751
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 3.1%
3Com Corp. (a)	129,360	285,886
Adtran, Inc.	15,300	220,932
Avocent Corp. (a)	8,500	101,830
BigBand Networks, Inc. (a)	49,000	266,560
Blue Coat Systems, Inc. (a)	13,600	149,328
DG FastChannel, Inc. (a)	7,000	108,710
Emulex Corp. (a)	24,020	126,345
Polycom, Inc. (a)	15,940	212,002
Tekelec (a)	23,780	291,543
ViaSat, Inc. (a)	1,280	23,424
		1,786,560
Computers & Peripherals - 0.9%
Data Domain, Inc. (a)	5,000	64,900
Electronics for Imaging, Inc. (a)	12,260	109,114
Novatel Wireless, Inc. (a)	25,930	141,578
Rackable Systems, Inc. (a)	26,270	96,411
Synaptics, Inc. (a)	6,000	124,500
		536,503
Electronic Equipment & Components - 1.2%
Anixter International, Inc. (a)	4,675	137,492
CPI International, Inc. (a)	2,707	19,951
CTS Corp.	14,340	45,171
Daktronics, Inc.	16,000	109,760
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
L-1 Identity Solutions, Inc. (a)	16,000	$ 73,600
Mercury Computer Systems, Inc. (a)	19,120	117,970
Multi-Fineline Electronix, Inc. (a)	4,250	60,648
OSI Systems, Inc. (a)	6,500	102,700
TTM Technologies, Inc. (a)	7,500	34,575
		701,867
Internet Software & Services - 2.6%
Digital River, Inc. (a)	7,000	167,440
EarthLink, Inc. (a)	45,585	287,186
InfoSpace, Inc. (a)	24,925	131,853
Interwoven, Inc. (a)	16,900	271,583
j2 Global Communications, Inc. (a)	8,700	162,951
LoopNet, Inc. (a)	14,310	83,857
NIC, Inc.	16,450	81,921
SonicWALL, Inc. (a)	22,000	97,240
United Online, Inc.	30,440	141,850
Vignette Corp. (a)	10,348	68,400
		1,494,281
IT Services - 2.0%
Acxiom Corp.	30,820	255,190
CSG Systems International, Inc. (a)	11,820	159,806
Global Cash Access Holdings, Inc. (a)	22,200	62,382
Maximus, Inc.	6,695	246,711
RightNow Technologies, Inc. (a)	9,500	75,525
SAIC, Inc. (a)	11,070	209,334
Sapient Corp. (a)	19,700	75,451
Virtusa Corp. (a)	9,000	55,170
		1,139,569
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc. (a)	3,500	23,660
Amkor Technology, Inc. (a)	52,000	88,920
Applied Micro Circuits Corp. (a)	23,700	85,557
Atheros Communications, Inc. (a)	14,350	173,348
IXYS Corp.	7,500	63,225
MKS Instruments, Inc. (a)	11,560	145,540
PMC-Sierra, Inc. (a)	21,615	110,453
Power Integrations, Inc.	10,825	198,639
Rubicon Technology, Inc. (a)	6,500	25,870
Sigma Designs, Inc. (a)	10,500	144,060
Silicon Image, Inc. (a)	49,500	114,840
Skyworks Solutions, Inc. (a)	46,405	301,633
Ultratech, Inc. (a)	8,195	89,981
Veeco Instruments, Inc. (a)	16,500	70,290
		1,636,016
Software - 4.5%
Actuate Corp. (a)	15,000	53,700
Ansys, Inc. (a)	5,625	113,456
Jack Henry & Associates, Inc.	15,900	253,287
JDA Software Group, Inc. (a)	22,000	213,400

	Shares	Value
Macrovision Solutions Corp. (a)	1,380	$ 21,707
Manhattan Associates, Inc. (a)	11,300	167,353
MICROS Systems, Inc. (a)	3,750	60,300
MicroStrategy, Inc. Class A (a)	2,710	98,996
Net 1 UEPS Technologies, Inc. (a)	10,500	151,935
Parametric Technology Corp. (a)	16,285	132,560
Quest Software, Inc. (a)	14,400	162,720
Solera Holdings, Inc. (a)	14,300	297,297
SPSS, Inc. (a)	9,040	226,994
Sybase, Inc. (a)	15,600	424,008
TeleCommunication Systems, Inc. Class A (a)	9,000	74,250
TIBCO Software, Inc. (a)	10,430	50,377
Vasco Data Security International, Inc. (a)	17,230	85,116
		2,587,456
TOTAL INFORMATION TECHNOLOGY		9,882,252
MATERIALS - 3.9%
Chemicals - 1.2%
Ashland, Inc.	1,073	6,341
Calgon Carbon Corp. (a)	10,000	146,500
H.B. Fuller Co.	15,335	174,819
Innophos Holdings, Inc.	13,275	140,981
Innospec, Inc.	19,000	76,760
NewMarket Corp.	3,500	120,995
Spartech Corp.	11,500	28,520
W.R. Grace & Co. (a)	410	2,296
		697,212
Containers & Packaging - 1.2%
Rock-Tenn Co. Class A	12,490	344,849
Silgan Holdings, Inc.	6,630	325,268
		670,117
Metals & Mining - 1.0%
Compass Minerals International, Inc.	6,120	319,586
Universal Stainless & Alloy Products, Inc. (a)	8,310	84,762
Worthington Industries, Inc.	23,780	194,996
		599,344
Paper & Forest Products - 0.5%
Buckeye Technologies, Inc. (a)	45,450	102,717
Glatfelter	25,230	156,931
		259,648
TOTAL MATERIALS		2,226,321
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.4%
Cincinnati Bell, Inc. (a)	129,060	214,240
Consolidated Communications Holdings, Inc.	16,025	154,962
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Iowa Telecommunication Services, Inc.	19,200	$ 260,352
NTELOS Holdings Corp.	10,270	196,876
		826,430
Wireless Telecommunication Services - 0.9%
Syniverse Holdings, Inc. (a)	21,915	331,574
USA Mobility, Inc.	21,400	195,596
		527,170
TOTAL TELECOMMUNICATION SERVICES		1,353,600
UTILITIES - 3.8%
Electric Utilities - 1.2%
Central Vermont Public Service Corp.	4,880	100,528
El Paso Electric Co. (a)	17,830	251,938
Portland General Electric Co.	15,760	258,779
Westar Energy, Inc.	3,320	56,108
		667,353
Gas Utilities - 1.8%
Chesapeake Utilities Corp.	2,750	73,013
New Jersey Resources Corp.	5,700	199,899
Northwest Natural Gas Co.	6,235	255,323
Southwest Gas Corp.	7,920	154,361
WGL Holdings, Inc.	11,190	339,728
		1,022,324
Independent Power Producers & Energy Traders - 0.1%
Black Hills Corp.	5,005	89,139
Multi-Utilities - 0.3%
Avista Corp.	12,465	178,374
Water Utilities - 0.4%
American States Water Co.	7,000	234,850
TOTAL UTILITIES		2,192,040
TOTAL COMMON STOCKS (Cost $79,818,539)		55,032,873
U.S. Treasury Obligations - 0.8%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.23% to 1.5% 4/2/09 to 6/4/09 (c) (Cost $489,451)	$ 490,000	$ 489,876
Money Market Funds - 3.1%
Shares
Dreyfus Cash Management Institutional Shares, 1.85% (b) (Cost $1,766,006)	1,766,006	1,766,006
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $82,073,996)	57,288,755
NET OTHER ASSETS - 0.3%	154,300
NET ASSETS - 100%	$ 57,443,055
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
60 NYFE Russell 2000 Mini Index Contracts	March 2009	$ 2,355,000	$ (423,036)

The face value of futures purchased as a percentage of net assets - 4.1%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $489,889.
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 57,288,755	$ 56,798,866	$ 489,889	$ -
Other Financial Instruments*	$ (423,036)	$ (423,036)	$ -	$ -
* Other financial instruments include Futures Contracts.
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $480,659 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $5,085,961 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Small Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $82,073,996)		$ 57,288,755
Receivable for investments sold		151,368
Receivable for fund shares sold		196,361
Dividends receivable		68,592
Interest receivable		2,375
Other receivables		64
Total assets		57,707,515

Liabilities
Payable to custodian bank	$ 21,530
Payable for investments purchased	28,652
Payable for fund shares redeemed	169,722
Accrued management fee	28,061
Payable for daily variation on futures contracts	8,400
Other affiliated payables	8,095
Total liabilities		264,460

Net Assets		$ 57,443,055
Net Assets consist of:
Paid in capital		$ 87,860,885
Undistributed net investment income		17,451
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,227,004)
Net unrealized appreciation (depreciation) on investments		(25,208,277)
Net Assets, for 11,043,771 shares outstanding		$ 57,443,055
Net Asset Value, offering price and redemption price per share ($57,443,055 ÷ 11,043,771 shares)		$ 5.20

Statement of Operations

	Year ended February 28, 2009

Investment Income
Dividends		$ 591,602
Interest		52,701
Total income		644,303

Expenses
Management fee	$ 170,653
Transfer agent fees	49,999
Independent trustees' compensation	2,824
Total expenses before reductions	223,476
Expense reductions	(112)	223,364
Net investment income (loss)		420,939
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,959,521)
Foreign currency transactions	809
Futures contracts	(1,198,152)
Total net realized gain (loss)		(5,156,864)
Change in net unrealized appreciation (depreciation) on: Investment securities	(24,333,685)
Futures contracts	(420,003)
Total change in net unrealized appreciation (depreciation)		(24,753,688)
Net gain (loss)		(29,910,552)
Net increase (decrease) in net assets resulting from operations		$ (29,489,613)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2009	For the period December 20, 2007 (commencement of operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 420,939	$ 12,670
Net realized gain (loss)	(5,156,864)	(70,893)
Change in net unrealized appreciation (depreciation)	(24,753,688)	(454,589)
Net increase (decrease) in net assets resulting from operations	(29,489,613)	(512,812)
Distributions to shareholders from net investment income	(415,431)	-
Share transactions Proceeds from sales of shares	95,724,306	6,870,474
Reinvestment of distributions	393,536	-
Cost of shares redeemed	(15,170,851)	(15,000)
Net increase (decrease) in net assets resulting from share transactions	80,946,991	6,855,474
Redemption fees	58,221	225
Total increase (decrease) in net assets	51,100,168	6,342,887

Net Assets
Beginning of period	6,342,887	-
End of period (including undistributed net investment income of $17,451 and undistributed net investment income of $11,937, respectively)	$ 57,443,055	$ 6,342,887
Other Information Shares
Sold	12,651,787	704,199
Issued in reinvestment of distributions	63,034	-
Redeemed	(2,373,595)	(1,654)
Net increase (decrease)	10,341,226	702,545

Financial Highlights

Years ended February 28,

2009

2008 E, G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.02
Net realized and unrealized gain (loss)	(3.87)	(.99)
Total from investment operations	(3.78)	(.97)
Distributions from net investment income	(.06)	-
Redemption fees added to paid in capital D	.01	- H
Net asset value, end of period	$ 5.20	$ 9.03
Total Return B, C	(41.94)%	(9.70)%
Ratios to Average Net Assets F
Expenses before reductions	.67%	.67% A
Expenses net of fee waivers, if any	.67%	.67% A
Expenses net of all reductions	.67%	.67% A
Net investment income (loss)	1.29%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,443	$ 6,343
Portfolio turnover rate	184%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2007 (commencement of operations) to February 29, 2008.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the year ended February 29.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity International Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2009	Past 1 year	Life of Fund A
International Enhanced Index Fund	-51.52%	-48.42%

A From December 20, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity International Enhanced Index Fund on December 20, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI® EAFE® Index (Europe, Australasia, Far East) performed over the same period.

Annual Report

Fidelity International Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: The global economy weakened across the board during the year ending February 28, 2009, and stock markets everywhere followed suit. Just about every part of the world participated in the downturn in equity prices. Many of the worst-performing markets were in emerging countries, but even large developed markets offered significant challenges for stock investors. Japan - the largest weighting in the MSCI® EAFE® Index (Europe, Australasia, Far East) - fell nearly 40%, about 10 percentage points better than the MSCI EAFE's 50.14% decline. Japan's performance was helped by a strengthening yen, which added to returns for U.S. investors. In contrast, other Asia-Pacific markets such as New Zealand and Australia lagged the index by a significant margin. European equities also fared relatively poorly. The United Kingdom - the second-largest weighting in the index - lost 51% during the past year. Other noteworthy European underperformers were the Netherlands (down 54%), Germany (down 55%), Sweden (down 54%) and Italy (down 58%), while smaller markets such as Greece, Belgium and Austria were even more challenging for investors.

Comments from Jeffrey Adams, who oversees Fidelity® International Enhanced Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC: The fund declined 51.52% for the year, lagging the MSCI EAFE. In addition to a weak market overall, foreign stock returns also were depressed by a generally stronger dollar, which hampered performance for U.S. investors. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Poor stock selection in Japan was a big drag on performance. Stock selection in Australia proved disappointing as well. In sector terms, poor stock picks in materials, industrials, energy and information technology detracted. Within financials, our bank stocks underperformed, although being underweighted in this very-poor-performing group more than made up for it. Favorable stock selection as well as a small underweighting in diversified financials also helped. The fund's biggest relative detractor was Swedbank, the largest bank serving Baltic Europe. This Sweden-based company struggled due to its exposure to the slowing Estonian and Latvian economies. Swedbank's shares also declined in response to reports that the company might have to raise additional capital. Similarly, Austrian bank Raiffeisen International Bank Holdings, whose lending activity focuses on former communist countries, cut its earnings forecast. Australian financial company Babcock & Brown - which was not in the portfolio at period end - tumbled after tight credit markets left the company unable to obtain needed financing. Also detracting was being only modestly exposed to Japanese utility Tokyo Electric Power and diversified Japanese retailer Seven & i Holdings, both of which significantly outperformed the benchmark. On the positive side, Toyo Suisan Kaisha, a Japanese maker of ramen noodles, benefited in part from the company's success in increasing North American sales, while Japanese bread company Yamazaki Baking was increasingly profitable. The fund's biggest individual performance contribution came from German car maker Volkswagen, in which we were under- and overweighted at opportune times during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Portfolio

Fidelity International Enhanced Index Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of February 28, 2009
Japan	24.3%
United Kingdom	21.0%
France	9.2%
Germany	7.7%
Switzerland	7.4%
Australia	5.8%
Spain	4.2%
Italy	3.1%
United States of America	2.7%
Other	14.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of August 31, 2008
Japan	19.2%
United Kingdom	17.4%
United States of America	14.6%
France	8.2%
Germany	7.8%
Switzerland	6.4%
Australia	4.5%
Spain	3.7%
Netherlands	2.4%
Other	15.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Investment Companies	0.0	1.4
Stocks and Equity Futures	99.9	98.3
Short-Term Investments and Net Other Assets	0.1	0.3
Top Ten Stocks as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.1	1.2
Nestle SA (Reg.) (Switzerland, Food Products)	1.9	1.1
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.5	1.4
Total SA Series B (France, Oil, Gas & Consumable Fuels)	1.5	1.1
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.5	0.8
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.4	1.0
Toyota Motor Corp. (Japan, Automobiles)	1.4	0.9
Telefonica SA (Spain, Diversified Telecommunication Services)	1.3	1.1
Royal Dutch Shell PLC Class A (United Kingdom, Oil, Gas & Consumable Fuels)	1.3	0.8
British American Tobacco PLC (United Kingdom, Tobacco)	1.1	0.6
	15.0
Market Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.5	19.9
Industrials	11.7	10.6
Consumer Staples	11.9	6.8
Health Care	11.3	7.5
Consumer Discretionary	9.8	10.0
Energy	9.0	7.3
Utilities	8.1	4.9
Telecommunication Services	7.7	5.5
Materials	7.0	9.1
Information Technology	3.3	4.2

Annual Report

Fidelity International Enhanced Index Fund

Investments February 28, 2009

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 5.8%
Amcor Ltd.	14,162	$ 39,280
ASX Ltd.	806	13,432
Australia & New Zealand Banking Group Ltd.	2,039	17,079
BHP Billiton Ltd.	5,719	102,980
Coca-Cola Amatil Ltd.	2,477	14,136
Commonwealth Bank of Australia	1,582	29,831
CSL Ltd.	3,285	75,970
Fosters Group Ltd.	13,957	48,864
Incitec Pivot Ltd.	12,840	17,492
Macquarie Group Ltd.	594	6,274
Metcash Ltd.	13,213	35,100
National Australia Bank Ltd.	2,073	23,285
Newcrest Mining Ltd.	2,453	48,234
Origin Energy Ltd.	2,975	25,681
Qantas Airways Ltd.	13,496	13,330
QBE Insurance Group Ltd.	4,849	58,240
Telstra Corp. Ltd.	26,656	60,074
Westfield Group unit	2,251	15,095
Westpac Banking Corp.	2,751	29,337
Woolworths Ltd.	5,049	83,898
TOTAL AUSTRALIA		757,612
Austria - 0.4%
Erste Bank AG	754	7,203
Raiffeisen International Bank-Holding AG	1,917	35,709
Vienna Insurance Group	559	12,379
TOTAL AUSTRIA		55,291
Belgium - 0.9%
Belgacom SA	595	19,363
Colruyt NV	145	32,866
Delhaize Group SA	445	25,688
Fortis rights 12/31/49 (a)	772	0
Mobistar SA	403	24,806
UCB SA	432	11,883
TOTAL BELGIUM		114,606
Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	11,000	41,597
China - 0.2%
Tencent Holdings Ltd.	3,800	21,709
Denmark - 1.2%
Coloplast AS Series B	300	19,591
DSV de Sammensluttede Vognmaend AS	2,075	15,577
East Asiatic Co. Ltd.	550	15,907
Novo Nordisk AS Series B	1,225	59,635
Novozymes AS Series B	280	20,661

	Shares	Value
Sydbank AS	550	$ 6,403
Vestas Wind Systems AS (a)	450	19,590
TOTAL DENMARK		157,364
Finland - 1.2%
KCI Konecranes Oyj	1,613	26,118
Kone Oyj (B Shares)	1,420	29,261
Nokia Corp.	6,192	58,010
Orion Oyj (B Shares)	1,330	20,607
Outokumpu Oyj (A Shares)	712	7,201
Wartsila Corp.	563	12,875
TOTAL FINLAND		154,072
France - 9.2%
Accor SA	512	18,183
Aeroports de Paris	349	16,697
Alstom SA	873	40,956
AXA SA	2,102	19,157
BIC SA	310	15,106
BNP Paribas SA	894	28,947
Bouygues SA	702	19,966
Carrefour SA	508	16,978
Casino Guichard Perrachon et Compagnie	332	20,507
CNP Assurances	305	19,614
Credit Agricole SA	1,960	18,977
Essilor International SA	1,500	51,758
Eurazeo SA	1,221	28,447
France Telecom SA	4,390	98,087
GDF Suez	2,527	80,274
Groupe Danone	292	13,855
Klepierre SA	695	14,056
L'Air Liquide SA	571	41,659
PagesJaunes Groupe SA	2,773	23,435
Safran SA	1,803	18,266
Sanofi-Aventis	2,748	141,211
Schneider Electric SA	230	13,727
SCOR SE	2,891	57,171
Societe Generale Series A	228	7,066
Technip SA	555	17,960
Total SA Series B	4,039	189,721
Unibail-Rodamco	449	56,356
VINCI SA	1,348	43,208
Vivendi	1,961	46,613
Zodiac SA	560	16,873
TOTAL FRANCE		1,194,831
Germany - 7.4%
Allianz AG (Reg.)	762	50,446
BASF AG	1,857	51,223
Bayer AG	1,938	92,698
Bilfinger Berger AG	359	12,459
Commerzbank AG	2,315	8,113
Daimler AG (Reg.)	2,028	45,873
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Bank AG	764	$ 19,527
Deutsche Boerse AG	677	30,937
Deutsche Postbank AG	867	9,573
Deutsche Telekom AG (Reg.)	5,892	70,647
E.ON AG	3,888	99,676
K&S AG	975	43,513
Linde AG	230	14,728
MAN AG	327	13,177
Merck KGaA	346	25,842
Munich Re Group (Reg.)	426	51,883
RWE AG	1,160	72,810
SAP AG	1,328	42,733
Siemens AG (Reg.)	2,019	102,207
Thyssenkrupp AG	460	8,205
TUI AG	1,812	10,140
Volkswagen AG	187	44,159
Wacker Chemie AG	525	32,808
TOTAL GERMANY		953,377
Greece - 0.6%
Greek Organization of Football Prognostics SA	1,399	35,960
National Bank of Greece SA	898	10,975
Piraeus Bank SA	3,910	18,955
Public Power Corp. of Greece	710	10,731
TOTAL GREECE		76,621
Hong Kong - 1.9%
Bank of East Asia Ltd.	8,800	18,113
BOC Hong Kong Holdings Ltd.	17,000	16,908
CLP Holdings Ltd.	10,000	73,926
Esprit Holdings Ltd.	4,800	25,850
Hang Seng Bank Ltd.	1,000	11,062
Hong Kong Exchanges & Clearing Ltd.	1,600	12,654
Hutchison Whampoa Ltd.	9,000	46,964
Sun Hung Kai Properties Ltd.	3,495	27,108
Wharf Holdings Ltd.	5,000	10,445
TOTAL HONG KONG		243,030
Ireland - 0.2%
Paddy Power PLC (Ireland)	1,848	25,625
Italy - 2.9%
Assicurazioni Generali SpA	1,059	15,917
Banca Carige SpA	9,787	26,195
Enel SpA	5,883	29,234
ENI SpA	5,321	106,184
Finmeccanica SpA	2,949	37,573
Intesa Sanpaolo SpA	6,716	16,343
Mediaset SpA	10,792	47,883
Mediobanca SpA	3,569	28,896
Telecom Italia SpA (Risparmio Shares)	19,506	23,705

	Shares	Value
UniCredit SpA	17,451	$ 22,098
Unipol Gruppo Finanziario SpA	17,626	15,738
TOTAL ITALY		369,766
Japan - 24.3%
Asics Corp.	5,000	31,144
Astellas Pharma, Inc.	2,200	72,992
Bank of Yokohama Ltd.	6,000	25,407
Canon, Inc.	1,500	37,850
Central Japan Ry Co.	7	42,519
Chiba Bank Ltd.	4,000	18,773
Chubu Electric Power Co., Inc.	3,000	73,953
Chuo Mitsui Trust Holdings, Inc.	9,000	27,278
Credit Saison Co. Ltd.	2,200	14,312
Daiichi Sankyo Kabushiki Kaisha	1,000	16,063
Daito Trust Construction Co.	1,000	31,487
Daiwa Securities Group, Inc.	4,000	13,738
East Japan Railway Co.	700	41,915
Eisai Co. Ltd.	1,000	30,632
Electric Power Development Co. Ltd.	900	28,752
FamilyMart Co. Ltd.	1,200	40,475
Fujifilm Holdings Corp.	1,400	26,026
Furukawa Electric Co. Ltd.	12,000	31,106
Hisamitsu Pharmaceutical Co., Inc.	400	12,078
Hitachi Ltd.	12,000	29,877
Hokuhoku Financial Group, Inc.	9,000	13,955
Honda Motor Co. Ltd.	2,800	66,946
Inpex Corp.	6	40,585
Isetan Mitsukoshi Holdings Ltd.	1,400	9,898
Itochu Corp.	6,000	26,899
Japan Steel Works Ltd.	4,000	35,927
Japan Tobacco, Inc.	9	21,464
JFE Holdings, Inc.	2,100	45,433
JGC Corp.	2,000	22,791
Jupiter Telecommunications Co.	33	26,150
Kansai Electric Power Co., Inc.	1,900	45,676
Kao Corp.	2,700	51,303
KDDI Corp.	13	68,092
Kinden Corp.	4,000	28,133
Komatsu Ltd.	1,500	15,356
Konami Corp.	1,800	25,404
Kyushu Electric Power Co., Inc.	2,100	49,726
Lawson, Inc.	700	30,307
Leopalace21 Corp.	4,700	26,106
Makita Corp.	1,900	37,344
Marubeni Corp.	5,000	15,520
Mitsubishi Corp.	3,200	39,807
Mitsubishi Electric Corp.	6,000	23,700
Mitsubishi UFJ Financial Group, Inc.	21,700	98,017
Mitsubishi UFJ Lease & Finance Co. Ltd.	950	16,530
Mitsui & Co. Ltd.	4,000	36,840
Mitsui O.S.K. Lines Ltd.	4,000	20,272
Mizuho Financial Group, Inc.	20,000	37,690
Nidec Corp.	300	12,404
Common Stocks - continued
	Shares	Value
Japan - continued
Nintendo Co. Ltd.	250	$ 70,500
Nippon Electric Glass Co. Ltd.	3,000	19,461
Nippon Steel Corp.	15,000	39,370
Nippon Telegraph & Telephone Corp.	1,100	47,028
Nomura Real Estate Holdings, Inc.	1,500	19,094
NTT Data Corp.	11	27,254
NTT DoCoMo, Inc.	28	43,612
Oji Paper Co. Ltd.	11,000	40,679
ORIX Corp.	380	7,718
Osaka Gas Co. Ltd.	13,000	46,474
Panasonic Corp.	2,000	23,153
Panasonic Electric Works Co., Ltd.	3,000	18,181
Promise Co. Ltd.	550	7,345
Sankyo Co. Ltd. (Gunma)	900	40,385
Sekisui Chemical Co. Ltd.	5,000	21,280
Seven & i Holdings Co., Ltd.	2,800	62,044
SHIMANO, Inc.	1,600	52,102
Shin-Etsu Chemical Co., Ltd.	900	40,063
Shinsei Bank Ltd.	31,000	27,297
Sompo Japan Insurance, Inc.	3,000	14,792
Sony Corp.	2,000	33,486
Sumitomo Corp.	4,300	35,897
Sumitomo Electric Industries Ltd.	5,900	45,839
Sumitomo Heavy Industries Ltd.	4,000	10,476
Sumitomo Metal Industries Ltd.	10,000	18,730
Sumitomo Mitsui Financial Group, Inc.	1,700	53,884
Sumitomo Realty & Development Co. Ltd. (a)	4,000	38,266
Suzuki Motor Corp.	2,700	42,078
Takeda Pharmaceutical Co. Ltd.	2,200	88,844
Tokio Marine Holdings, Inc.	800	18,000
Tokuyama Corp.	6,000	31,450
Tokyo Electric Power Co.	2,000	56,451
Tokyo Gas Co. Ltd.	11,000	44,059
Tokyu Land Corp.	6,000	13,469
Toshiba Corp.	7,000	16,957
Toyo Suisan Kaisha Ltd.	1,500	35,494
Toyota Motor Corp.	5,500	176,136
Uni-Charm Corp.	500	32,660
Yamada Denki Co. Ltd.	160	5,804
Yamazaki Baking Co. Ltd.	4,000	50,390
TOTAL JAPAN		3,150,854
Luxembourg - 0.6%
ArcelorMittal SA (Netherlands)	943	18,071
SES SA FDR (France) unit	3,177	58,179
TOTAL LUXEMBOURG		76,250
Netherlands - 2.1%
Akzo Nobel NV	372	12,996
European Aeronautic Defence and Space Co. EADS NV	1,712	24,851
Koninklijke Ahold NV	6,306	69,958

	Shares	Value
Koninklijke Boskalis Westminster NV (Certificaten Van Aandelen) unit	1,550	$ 29,476
Koninklijke KPN NV	1,721	22,014
Koninklijke Philips Electronics NV	258	4,124
Reed Elsevier NV	3,610	40,102
Unilever NV (Certificaten Van Aandelen)	3,540	67,817
TOTAL NETHERLANDS		271,338
New Zealand - 0.1%
Sky City Entertainment Group Ltd.	7,695	10,445
Norway - 0.7%
DnB Nor ASA	11,100	39,907
StatoilHydro ASA	2,900	48,122
TOTAL NORWAY		88,029
Portugal - 0.5%
Banco Espirito Santo SA (BES) (Reg.)	2,808	16,423
Energias de Portugal SA	3,962	12,513
Portugal Telecom SGPS SA (Reg.)	3,869	31,364
TOTAL PORTUGAL		60,300
Singapore - 1.3%
CapitaLand Ltd.	21,000	26,386
CapitaLand Ltd. rights 3/12/09 (a)	10,500	4,064
ComfortDelgro Corp. Ltd.	13,000	10,875
Cosco Corp. Singapore Ltd.	18,000	8,240
Jardine Cycle & Carriage Ltd.	4,564	25,699
Keppel Corp. Ltd.	7,000	19,426
SembCorp Industries Ltd.	22,000	29,507
SembCorp Marine Ltd.	20,000	17,743
Singapore Airlines Ltd.	1,500	9,773
Singapore Telecommunications Ltd.	11,000	17,311
TOTAL SINGAPORE		169,024
Spain - 4.2%
Banco Bilbao Vizcaya Argentaria SA	7,485	54,061
Banco Santander SA	16,253	99,268
Corporacion Mapfre SA (Reg.)	14,948	30,382
EDP Renovaveis SA	60	438
Gamesa Corporacion Tecnologica, SA	598	7,886
Iberdrola SA	13,315	86,571
Repsol YPF SA	2,174	33,199
Telefonica SA	9,273	170,628
Union Fenosa SA	1,558	35,106
Vallehermoso SA	3,572	24,754
TOTAL SPAIN		542,293
Sweden - 2.4%
Alfa Laval AB	3,272	22,737
H&M Hennes & Mauritz AB (B Shares)	1,405	52,111
Investor AB (B Shares)	1,800	20,315
Nordea Bank AB	3,600	17,947
Skandinaviska Enskilda Banken AB (A Shares)	2,700	11,212
Svenska Handelsbanken AB (A Shares)	2,531	30,289
Common Stocks - continued
	Shares	Value
Sweden - continued
Swedbank AB (A Shares)	7,200	$ 18,616
Swedish Match Co.	1,570	20,518
TELE2 AB (B Shares)	4,345	32,098
Telefonaktiebolaget LM Ericsson (B Shares)	6,005	48,633
TeliaSonera AB	9,700	38,734
TOTAL SWEDEN		313,210
Switzerland - 7.4%
ABB Ltd. (Reg.)	4,611	55,656
Actelion Ltd. (Reg.) (a)	990	46,815
Baloise Holdings AG (Reg.)	255	14,439
Credit Suisse Group (Reg.)	730	17,764
Givaudan SA	14	8,069
Julius Baer Holding Ltd.	234	5,393
Nestle SA (Reg.)	7,683	251,139
Novartis AG (Reg.)	5,274	191,184
Pargesa Holding SA	537	28,105
Roche Holding AG (participation certificate)	1,203	136,550
Schindler Holding AG (participation certificate)	560	27,214
Sonova Holding AG	448	21,967
Sulzer AG (Reg.)	581	22,598
Swiss Reinsurance Co. (Reg.)	807	9,934
Syngenta AG (Switzerland)	233	49,806
UBS AG (For. Reg.)	2,521	23,605
Zurich Financial Services AG (Reg.)	368	52,111
TOTAL SWITZERLAND		962,349
United Kingdom - 21.0%
Admiral Group PLC	16	195
Anglo American PLC (United Kingdom)	2,509	35,388
Antofagasta PLC	4,935	30,878
AstraZeneca PLC:
(United Kingdom)	429	13,603
sponsored ADR	3,360	106,142
Aviva PLC	5,824	23,925
BAE Systems PLC	17,801	93,970
Barclays PLC	3,684	4,832
BG Group PLC	9,744	139,270
BHP Billiton PLC	3,484	54,292
BP PLC	43,407	276,510
British American Tobacco PLC (United Kingdom)	5,541	141,615
British Land Co. PLC	4,669	30,373
BT Group PLC	393	502
Cable & Wireless PLC	14,975	29,303
Capita Group PLC	5,727	54,037

	Shares	Value
Centrica PLC	11,849	$ 45,562
Compass Group PLC	13,925	61,173
Diageo PLC	3,917	45,163
G4S PLC (United Kingdom)	6,740	17,815
GlaxoSmithKline PLC	479	7,264
GlaxoSmithKline PLC sponsored ADR	6,249	188,282
HSBC Holdings PLC:
(United Kingdom) (Reg.)	9,079	63,139
sponsored ADR	3,256	113,309
Imperial Tobacco Group PLC	1,420	33,994
Land Securities Group PLC	1,850	14,446
Legal & General Group PLC	27,032	15,420
Lloyds TSB Group PLC	10,106	8,295
National Grid PLC	5,403	48,090
NEXT PLC	1,809	29,995
Pearson PLC	2,105	19,750
Reckitt Benckiser Group PLC	2,517	96,304
Reed Elsevier PLC	7,505	56,060
Rio Tinto PLC (Reg.)	2,034	51,917
Royal Dutch Shell PLC:
Class A (United Kingdom)	7,752	170,172
Class B	5,959	125,071
Stagecoach Group PLC	22,788	37,476
Standard Chartered PLC (United Kingdom)	7,442	70,128
Standard Life PLC	3,144	7,790
Tesco PLC	13,531	64,163
Tomkins PLC	10,511	16,885
Unilever PLC	4,002	77,301
Vodafone Group PLC	105,696	187,261
William Morrison Supermarkets PLC	4,861	17,854
Xstrata PLC	51	502
TOTAL UNITED KINGDOM		2,725,416
TOTAL COMMON STOCKS (Cost $19,206,994)		12,535,009
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.3%
RWE AG (non-vtg.)	737	40,492
Italy - 0.2%
Telecom Italia SpA (Risparmio Shares)	31,678	30,122
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $106,376)		70,614
Government Obligations - 1.0%
	Principal Amount	Value
United States of America - 1.0%
U.S. Treasury Bills, yield at date of purchase 0.21% to 1.51% 3/26/09 to 10/22/09 (c) (Cost $129,823)	$ 130,000	$ 129,795
Money Market Funds - 0.5%
Shares
Dreyfus Cash Management Institutional Shares, 1.85% (b) (Cost $61,146)	61,146	61,146
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $19,504,339)	12,796,564
NET OTHER ASSETS - 1.2%	152,993
NET ASSETS - 100%	$ 12,949,557
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
7 CME E-mini MSCI EAFE Index Contracts	March 2009	$ 342,720	$ (20,149)

The face value of futures purchased as a percentage of net assets - 2.6%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $79,800.
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 12,796,564	$ 479,324	$ 12,317,240	$ -
Other Financial Instruments*	$ (20,149)	$ (20,149)	$ -	$ -
* Other financial instruments include Futures Contracts.
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $1,011,502 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $1,510,622 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity International Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $19,504,339)		$ 12,796,564
Foreign currency held at value (cost $24,005)		21,326
Receivable for investments sold		92,471
Receivable for fund shares sold		7,772
Dividends receivable		50,976
Interest receivable		26
Total assets		12,969,135

Liabilities
Payable for investments purchased	$ 731
Payable for fund shares redeemed	10,608
Accrued management fee	5,583
Transfer agent fee payable	1,781
Payable for daily variation on futures contracts	875
Total liabilities		19,578

Net Assets		$ 12,949,557
Net Assets consist of:
Paid in capital		$ 22,206,735
Undistributed net investment income		13,777
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,538,541)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(6,732,414)
Net Assets, for 2,930,458 shares outstanding		$ 12,949,557
Net Asset Value, offering price and redemption price per share ($12,949,557 ÷ 2,930,458 shares)		$ 4.42

Statement of Operations

	Year ended February 28, 2009

Investment Income
Dividends		$ 376,926
Interest		21,692
		398,618
Less foreign taxes withheld		(30,160)
Total income		368,458

Expenses
Management fee	$ 51,437
Transfer agent fees	16,728
Independent trustees' compensation	1,014
Total expenses before reductions	69,179
Expense reductions	(2)	69,177
Net investment income (loss)		299,281
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,690,844)
Foreign currency transactions	(42,486)
Futures contracts	(779,566)
Total net realized gain (loss)		(2,512,896)
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,400,938)
Assets and liabilities in foreign currencies	(5,190)
Futures contracts	(16,913)
Total change in net unrealized appreciation (depreciation)		(6,423,041)
Net gain (loss)		(8,935,937)
Net increase (decrease) in net assets resulting from operations		$ (8,636,656)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2009	For the period December 20, 2007 (commencement of operations) to February 29, 2008
Operations
Net investment income (loss)	$ 299,281	$ 18,521
Net realized gain (loss)	(2,512,896)	(62,818)
Change in net unrealized appreciation (depreciation)	(6,423,041)	(309,373)
Net increase (decrease) in net assets resulting from operations	(8,636,656)	(353,670)
Distributions to shareholders from net investment income	(257,558)	-
Distributions to shareholders from net realized gain	(9,293)	-
Total distributions	(266,851)	-
Share transactions Proceeds from sales of shares	21,608,123	7,796,232
Reinvestment of distributions	242,848	-
Cost of shares redeemed	(7,276,980)	(169,952)
Net increase (decrease) in net assets resulting from share transactions	14,573,991	7,626,280
Redemption fees	5,813	650
Total increase (decrease) in net assets	5,676,297	7,273,260
Net Assets
Beginning of period	7,273,260	-
End of period (including undistributed net investment income of $13,777 and undistributed net investment income of $18,521, respectively)	$ 12,949,557	$ 7,273,260
Other Information Shares
Sold	3,341,102	795,634
Issued in reinvestment of distributions	42,907	-
Redeemed	(1,231,035)	(18,150)
Net increase (decrease)	2,152,974	777,484

Financial Highlights

Years ended February 28,

2009

2008 E, G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.03
Net realized and unrealized gain (loss)	(4.96)	(.68)
Total from investment operations	(4.78)	(.65)
Distributions from net investment income	(.14)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.15)	-
Redemption fees added to paid in capital D, H	-	-
Net asset value, end of period	$ 4.42	$ 9.35
Total Return B, C	(51.52)%	(6.50)%
Ratios to Average Net Assets F
Expenses before reductions	.62%	.62% A
Expenses net of fee waivers, if any	.62%	.62% A
Expenses net of all reductions	.62%	.62% A
Net investment income (loss)	2.69%	1.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,950	$ 7,273
Portfolio turnover rate	143%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2007 (commencement of operations) to February 29, 2008.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the year ended February 29.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2009

1. Organization.

Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Large Cap Growth Enhanced Index Fund	$ 35,919,570	$ 288,220	$ (12,259,787)	$ (11,971,567)
Fidelity Large Cap Value Enhanced Index Fund	36,406,392	191,795	(14,757,786)	(14,565,991)
Fidelity Large Cap Core Enhanced Index Fund	1,195,332,101	7,590,213	(419,478,513)	(411,888,300)
Fidelity Mid Cap Enhanced Index Fund	20,071,315	249,846	(5,949,503)	(5,699,657)
Fidelity Small Cap Enhanced Index Fund	82,158,112	1,004,682	(25,874,039)	(24,869,357)
Fidelity International Enhanced Index Fund	19,545,388	85,542	(6,834,366)	(6,748,824)
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Fidelity Large Cap Growth Enhanced Index Fund	$ 49,503	$ -	$ (3,603,801)
Fidelity Large Cap Value Enhanced Index Fund	174,113	-	(3,138,587)
Fidelity Large Cap Core Enhanced Index Fund	3,262,087	-	(100,229,482)
Fidelity Mid Cap Enhanced Index Fund	30,345	-	(419,790)
Fidelity Small Cap Enhanced Index Fund	18,146	-	(480,659)
Fidelity International Enhanced Index Fund	13,774	-	(1,011,502)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

February 28, 2009
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Large Cap Growth Enhanced Index Fund	$ 325,592	$ -	$ 325,592
Fidelity Large Cap Value Enhanced Index Fund	635,673	-	635,673
Fidelity Large Cap Core Enhanced Index Fund	17,085,488	-	17,085,488
Fidelity Mid Cap Enhanced Index Fund	131,855	-	131,855
Fidelity Small Cap Enhanced Index Fund	415,431	-	415,431
Fidelity International Enhanced Index Fund	266,851	-	266,851
February 29, 2008
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Large Cap Growth Enhanced Index Fund	$ 187,061	$ -	$ 187,061
Fidelity Large Cap Value Enhanced Index Fund	320,661	-	320,661
Fidelity Large Cap Core Enhanced Index Fund	3,331,983	-	3,331,983

Short Term Trading (Redemption) Fees. Shares held in Fidelity Small Cap Enhanced Index Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. Shares held in Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund less than 30 days are subject to a redemption fee equal to 0.75% and 1.00%, respectively, of the proceeds of the redeemed shares. All redemption fees are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Funds invest in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

3. Operating Policies.

Futures Contracts. Certain Funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in each applicable fund's Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	25,821,834	26,127,173
Fidelity Large Cap Value Enhanced Index Fund	42,339,408	31,014,373
Fidelity Large Cap Core Enhanced Index Fund	997,796,616	641,031,823
Fidelity Mid Cap Enhanced Index Fund	30,254,526	14,961,895
Fidelity Small Cap Enhanced Index Fund	145,236,606	66,333,757
Fidelity International Enhanced Index Fund	29,572,596	15,318,620

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers®, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. For these services, the Funds pay a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of 0.30% of average net assets for Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund and Fidelity Large Cap Core Enhanced Index Fund, 0.45% of average net assets for Fidelity Mid Cap Enhanced Index Fund, 0.52% of average net assets for Fidelity Small Cap Enhanced Index Fund and 0.47% of average net assets for Fidelity International Enhanced Index Fund. Under the management contract, Strategic Advisers pays all other ordinary fund-wide operating expenses (such as custody, audit, legal, and pricing and bookkeeping fees), except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to Strategic Advisers by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

In addition, under the expense contract, Strategic Advisers will pay other expenses such as those listed above for each of the Funds so that the total expenses do not exceed certain amounts of each fund's average net assets with certain exceptions, as noted in the following table:

Fidelity Large Cap Growth Enhanced Index Fund	.45%
Fidelity Large Cap Value Enhanced Index Fund	.45%
Fidelity Large Cap Core Enhanced Index Fund	.45%
Fidelity Mid Cap Enhanced Index Fund	.60%
Fidelity Small Cap Enhanced Index Fund	.67%
Fidelity International Enhanced Index Fund	.62%

Sub-Adviser. Geode® Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each fund paid transfer agent fees at the annualized rate of 0.15% of average net assets.

6. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Securities Lending Cash Central Fund seeks preservation of capital and current income and is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to:

Fidelity Large Cap Growth Enhanced Index Fund	$ 1,938
Fidelity Large Cap Value Enhanced Index Fund	6,821
Fidelity Large Cap Core Enhanced Index Fund	168,681

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction

Fidelity Large Cap Value Enhanced Index Fund	$ 18
Fidelity Large Cap Core Enhanced Index Fund	2,031
Fidelity Mid Cap Enhanced Index Fund	21
Fidelity Small Cap Enhanced Index Fund	112
Fidelity International Enhanced Index Fund	2

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owner of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %

Fidelity Mid Cap Enhanced Index Fund	18
Fidelity International Enhanced Index Fund	17

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust II and the Shareholders of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (funds of Fidelity Commonwealth Trust II) at February 28, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Commonwealth Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 22, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for Karen Kaplan, each of the Trustees oversees 16 funds advised by Strategic Advisers or an affiliate. Ms. Kaplan oversees nine funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (63)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, he oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Abigail P. Johnson (47)

Year of Election or Appointment: 2006

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). Ms. Johnson is President and a Director of Fidelity Investments Money Management, Inc., FMR Co., Inc., and a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter C. Aldrich (64)

Year of Election or Appointment: 2006

Mr. Aldrich is a Director of the National Bureau of Economic Research, a Director of Zipcar, Inc., a Director of the funds of BlackRock Realty Group (2006-present), and on the Board of Advisors for DuPont Capital Management (2004-present). Mr. Aldrich served as Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (76)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of CH2M Hill Companies (engineering) and Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of Texas A&M University and the University of Texas at Austin.

Karen Kaplan (49)

Year of Election or Appointment: 2007

Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of Delta Dental of Massachusetts (2004-present), President of the Massachusetts Women's Forum (2008-present), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2006-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). Previously, Ms. Kaplan served as Treasurer of the Massachusetts Women's Forum and Director of United Way of Massachusetts Bay (2004-2006), a Director of ADVO (direct mail marketing, 2003-2007), and as a Director of Tweeter Home Entertainment Group (2006-2007).

Executive Officers**:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephen D. Fisher (46)
Year of Election or Appointment: 2007 Secretary and Chief Legal Officer of each fund. Mr. Fisher is a Senior Vice President, Deputy General Counsel of Fidelity Investments.
Mark Osterheld (53)

Year of Election or Appointment: 2007

President and Treasurer of each fund. Mr. Osterheld is an employee of FMR (2009-present) and also serves as President and Treasurer of other Strategic Advisers funds (2006-present). Previously, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002-2007) and was an employee of FMR and Strategic Advisers (2007-2009).

Charles V. Senatore (54)

Year of Election or Appointment: 2007

Chief Compliance Officer of each fund. Mr. Senatore also serves as Senior Vice President and Head of Corporate Compliance for the Fidelity Financial Services Group (2008-present). Mr Senatore serves on the Board of Directors of the National Society of Compliance Professionals (2008-present), and is a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), the FINRA Compliance Advisory Group (2000-2003; 2005-present), and the ICI Chief Compliance Officers Committee (2004-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of each fund. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2008

Chief Financial Officer of each fund. Mr. Christian serves as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Vice President of Business Analysis (2003-2004).

Paul M. Murphy (61)

Year of Election or Appointment: 2009

Assistant Treasurer of each fund. Mr. Murphy serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007) and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

James R. Rooney (50)

Year of Election or Appointment: 2007

Assistant Treasurer of each fund. Mr. Rooney is an employee of FMR and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Previously, Mr. Rooney was a Vice President with Wellington Management Company LLP (2001-2007) and an employee of Strategic Advisers (2007-2009).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	April 2008	December 2008
Fidelity Large Cap Core Enhanced Index Fund	100%	100%
Fidelity Large Cap Growth Enhanced Index Fund	100%	100%
Fidelity Large Cap Value Enhanced Index Fund	100%	100%
Fidelity Mid Cap Enhanced Index Fund	79%	100%
Fidelity Small Cap Enhanced Index Fund	64%	74%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2008	December 2008
Fidelity Large Cap Core Enhanced Index Fund	100%	100%
Fidelity Large Cap Growth Enhanced Index Fund	100%	100%
Fidelity Large Cap Value Enhanced Index Fund	100%	100%
Fidelity Mid Cap Enhanced Index Fund	89%	100%
Fidelity Small Cap Enhanced Index Fund	68%	88%
Fidelity International Enhanced Index Fund	77%	100%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

Fund Pay Date Income Taxes	Pay Date	Income	Taxes
Fidelity International Enhanced Index Fund	04/14/08	$0.008	$0.0009
Fidelity International Enhanced Index Fund	12/15/08	$0.060	$0.0121

The funds will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Large Cap Core Enhanced Index Fund
Large Cap Growth Enhanced Index Fund
Large Cap Value Enhanced Index Fund

Each year, typically in September, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract and sub-advisory agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly four times per year and considers at each of its meetings factors that it believes are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through committees.

At its December 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services and the profits, if any, to be realized by Strategic Advisers, Inc. (Strategic Advisers) from its relationship with each fund; and (iv) economies of scale, if any, for the benefit of fund shareholders.

The Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Strategic Advisers under the management contracts is consistent with Strategic Advisers' fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Strategic Advisers, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Strategic Advisers.

In their deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and the sub-adviser, Geode Capital Management, LLC (Geode) (together, the Investment Advisers), including the backgrounds of each fund's investment personnel and each fund's investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that analysts have access to a variety of technological tools that enable them to perform quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping services, and securities lending services for each fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds. Because each fund had been in existence less than three calendar years, for each fund the following table considered by the Board shows, for the one-year period and the six-month period ended June 30, 2008, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and the total return of a peer group of mutual funds identified by Lipper as having an investment objective similar to that of each fund.

Fund-specific performance results reviewed by the Board are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

Annual Report

Large Cap Core Enhanced Index Fund

	Year to Date Cumulative		Variance to Index	1 Year Annualized		Variance to Index
Fidelity Large Cap Core Enhanced Index Fund (net)	-11.31%		0.60%	-11.87%		1.25%
Fidelity Large Cap Core Enhanced Index Fund (gross)	-11.11%		0.80%	-11.47%		1.65%
S&P 500	-11.91%			-13.12%
LIPPER PEER GROUP RESULTS:
LA Large-Cap Core Average/Total	-11.50%			-12.27%
LA Large-Cap Core Median	-11.54%			-12.50%
LA Large-Cap Core Rank/Count	392	/	850	355	/	817
Quartile	2			2
Percent Beaten	54%			57%

The Board reviewed the fund's performance for the one year period ended June 30, 2008 and noted the fund out-performed 57% of its peers in the Lipper Large-Cap Core peer group and was in the second quartile for the period. The Board also reviewed the fund's cumulative return from January 1, 2008 to June 30, 2008 and noted that the fund out-performed 54% of its peers and was in the second quartile during the six month period shown. The Board considered that the investment performance of the fund compared favorably to its benchmark for the one year period shown. The Board also considered that the fund compared favorably to its benchmark for the six month cumulative period shown. The Board also noted that a more comprehensive analysis of the fund's performance will be possible once the fund has completed an additional year of performance.

Large Cap Growth Enhanced Index Fund

	Year to Date Cumulative		Variance to Index	1 Year Annualized		Variance to Index
Fidelity Large Cap Growth Enhanced Index Fund (net)	-9.52%		-0.47%	-9.26%		-3.31%
Fidelity Large Cap GrowthEnhanced Index Fund (gross)	-9.32%		-0.26%	-8.85%		-2.89%
Russell 1000 Growth	-9.06%			-5.96%
LIPPER PEER GROUP RESULTS:
LA Multi-Cap Growth Average/Total	-10.79%			-6.78%
LA Multi-Cap Growth Median	-10.86%			-7.18%
LA Multi-Cap Growth Rank/Count	177	/	528	331	/	493
Quartile	2			3
Percent Beaten	67%			33%

The Board reviewed the fund's performance for the one year period ended June 30, 2008 and noted the fund under-performed 67% of its peers in the Lipper Multi-Cap Growth peer group and was in the third quartile for the period. The Board also reviewed the fund's cumulative return from January 1, 2008 to June 30, 2008 and noted the fund out-performed 67% of its peers and was in the second quartile for the six month period shown. The Board considered that the investment performance of the fund compared unfavorably to its benchmark for the one year period shown. The Board also considered that fund compared unfavorably to its benchmark for the six month period shown. The Board also noted that a more comprehensive analysis of the fund's performance will be possible once the fund has completed an additional year of performance.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Large Cap Value Enhanced Index Fund

	Year to Date Cumulative		Variance to Index	1 Year Annualized		Variance to Index
Fidelity Large Cap Value Enhanced Index Fund (net)	-13.24%		0.33%	-18.52%		0.26%
Fidelity Large Cap Value Index Fund (gross)	-13.04%		0.53%	-18.14%		0.64%
Russell 1000 Value	-13.57%			-18.78%
LIPPER PEER GROUP RESULTS:
LA Multi-Cap Growth Average/Total	-12.55%			-18.55%
LA Multi-Cap Growth Median	-12.75%			-18.41%
LA Multi-Cap Growth Rank/Count	255	/	449	218	/	431
Quartile	3			3
Percent Beaten	43%			50%

The Board reviewed the fund's performance for the one year period ended June 30, 2008 and noted the fund out-performed 50% of its peers in the Lipper Multi-Cap Value peer group and was in the third quartile for the period. The Board also reviewed the fund's cumulative return from January 1, 2008 to June 30, 2008 and noted the fund under-performed 57% of its peers and was in the third quartile for the six month period shown. The Board considered that the investment performance of the fund compared favorably to its benchmark for the one year period shown. The Board also considered that fund compared favorably to its benchmark for the six month period shown. The Board also noted that a more comprehensive analysis of the fund's performance will be possible once the fund has completed an additional year of performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will continue to benefit each fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid by shareholders to the Investment Advisers in reviewing the Advisory Contracts.

The Board noted that the funds were compared against two Lipper fund universes. The funds were initially compared to all funds with the "enhanced index" structure attribute within Lipper's database (Total Lipper Peer Group), including international, sector-specific and leveraged funds, which generally carry higher management fees. Each fund was then compared to a refined Lipper Peer Group, removing those funds with an international, specific-sector or leveraged investment objective (Modified Lipper Peer Group).

The Board further noted that each fund's total expenses were compared to competitive funds with classes having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed each fund's position relative to competitive funds with the same load type.

The Board considered information showing the management fees charged by Strategic Advisers to other registered investment companies with investment objectives similar to those of the funds. The Board also considered Strategic Advisers' expense contacts which limit each fund's annual fund expenses to 0.45%.

Based on its review, the Board concluded that the information reviewed indicated that the fee rates paid to Strategic Advisers with respect to the funds (giving effect to the funds' expense contracts) were reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates attributable to the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders.

Strategic Advisers presented information to the Board on its profitability for managing the funds. Strategic Advisers calculates the profitability for each fund using a series of detailed revenue and cost allocation methodologies. While the methodologies used for the funds have not received a formal review by PricewaterhouseCoopers LLP ("PwC"), auditors to the funds, Strategic Advisers noted that Strategic Advisers employs the same corporate reporting of revenues and expenses and the same business unit allocation methodologies as those used by the Fidelity Group of Funds, which had been reviewed by PwC.

The Board concluded that the costs of the services provided by and the profits realized by Strategic Advisers and its affiliates in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds have not generated sufficient revenue to cover the funds' expenses.

Annual Report

Potential Fall Out Benefits. The Board considered information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the funds, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board noted that Strategic Advisers employed a qualitative rather than quantitative framework to evaluate any potential fall out benefits because Strategic Advisers believed that, particularly given the funds current asset levels, a qualitative evaluation provided a more meaningful review of the potential benefits to the businesses of Strategic Advisers and its affiliates.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the funds. The Board considered that each fund's sub-advisory contract provides for breakpoints as each fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to Strategic Advisers. The Board also reviewed each fund's expense contract with Strategic Advisers, which limits each fund's total annual expenses to 0.45%. The Board noted that each fund has not generated sufficient revenue to cover its expenses because each fund is priced at a level that assumes it will eventually have greater assets and, thus, greater revenue. The Board noted that as fund assets increase, it will continue to monitor whether management fee breakpoints are appropriate.

Conclusion. Based on its evaluation of the factors that it deemed to be material, including those factors described above, considering all material factors, the Board unanimously concluded that the renewal of each fund's Advisory Contracts was in the best interests of such fund and its shareholders, and should therefore be approved.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Geode Capital Management, LLC
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

GEI-UANN-0409
1.855137.101

Item 2. Code of Ethics

As of the end of the period, February 28, 2009, Fidelity Commonwealth Trust II (the "trust") has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has not designated an audit committee financial expert. Given the nature of the trust's series (the "Funds"), the registrant has concluded that the services of a financial expert are not required at this point. Some of the reasons for determining that an audit committee financial expert is not necessary are the following: (i) the Audit Committee's expected access to the Funds' Treasurer, Chief Financial Officer, independent accountants and legal counsel; (ii) the Audit Committee's expected authority under its Charter to engage independent accounting and other experts without seeking approval from the full Board of Trustees; (iii) the Funds' investment strategies based primarily on index investing, and (iv) the small number of Funds currently offered by the trust and the still relatively small size of most of the Funds.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to the Funds:

Services Billed by PwC

February 28, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Enhanced Index Fund	$49,000	$-	$3,400	$-
Fidelity Large Cap Core Enhanced Index Fund	$50,000	$-	$3,400	$-
Fidelity Large Cap Growth Enhanced Index Fund	$49,000	$-	$3,400	$-
Fidelity Large Cap Value Enhanced Index Fund	$49,000	$-	$3,400	$-
Fidelity Mid Cap Value Enhanced Index Fund	$49,000	$-	$3,400	$-
Fidelity Small Cap Value Enhanced Index Fund	$49,000	$-	$3,400	$-

February 29, 2008 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Enhanced Index Fund	$44,000	$-	$3,500	$-
Fidelity Large Cap Core Enhanced Index Fund	$50,000	$-	$3,500	$-
Fidelity Large Cap Growth Enhanced Index Fund	$50,000	$-	$3,500	$-
Fidelity Large Cap Value Enhanced Index Fund	$50,000	$-	$3,500	$-
Fidelity Mid Cap Value Enhanced Index Fund	$44,000	$-	$3,500	$-
Fidelity Small Cap Value Enhanced Index Fund	$44,000	$-	$3,500	$-

A Amounts may reflect rounding.

B Fidelity International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, and Fidelity Small Cap Enhanced Index Fund, commenced operations on December 20, 2007, April 19, 2007, April 19, 2007, April 19, 2007, December 20, 2007 and December 20, 2007, respectively.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Strategic Advisers, Inc. ("Strategic Advisers") and entities controlling, controlled by, or under common control with Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	February 28, 2009A	February 29, 2008A,C
Audit-Related Fees	$2,985,000	$220,000B
Tax Fees	$2,000	$-
All Other Fees	$-	$-B

A Amounts may reflect rounding.

B Reflects current period presentation.

C May include amounts billed prior to the Funds' commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the Fund audit or the review of the Fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the Fund.

"All Other Fees" represent fees billed for assurance services provided to the Fund or Fund Service Provider that relate directly to the operations and financial reporting of the Fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider relating to Covered Services and Non-Covered Services (each as defined below) for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2009 A	February 29, 2008 A,B
PwC	$3,430,000	$585,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Funds' commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and Strategic Advisers' review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust ("Non-Covered Service") are not required to be approved, but are reported to the Audit Committee quarterly.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	April 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	April 28, 2009
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	April 28, 2009